Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.5% ) Value
Angola (2.6%)
Angola Government International
Bond
$ 2,000,000 9.500%,  11/12/2025 $ 2,005,000
13,000,000 8.250%,  5/9/2028 11,956,750
6,000,000 8.750%,  4/14/2032
a
5,256,960
2,000,000 9.125%,  11/26/2049 1,615,000
Total 20,833,710
Argentina (1.4%)
Argentina Government International
Bond
1,800,000 0.750%,  7/9/2030
b
620,684
15,700,000 3.625%,  7/9/2035
b
4,868,634
17,700,000 3.500%,  7/9/2041
b
5,726,904
Total 11,216,222
Azerbaijan (0.9%)
Azerbaijan Government
International Bond
7,900,000 3.500%,  9/1/2032 6,755,290
Total 6,755,290
Bahrain (2.5%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
4,000,000
1,000,000 4.250%,  1/25/2028 927,180
1,000,000 5.250%,  1/25/2033 895,000
3,000,000 5.625%,  5/18/2034
a
2,690,538
1,000,000 7.750%,  4/18/2035
a
1,035,820
6,000,000 7.500%,  9/20/2047
a,c
5,678,520
1,000,000 7.500%,  9/20/2047 946,420
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 3,995,616
Total 20,169,094
Brazil (2.5%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,435,536
3,000,000 2.875%,  6/6/2025 2,854,228
1,000,000 4.500%,  5/30/2029 950,978
7,000,000 3.875%,  6/12/2030 6,265,084
4,300,000 5.000%,  1/27/2045 3,483,531
2,000,000 5.625%,  2/21/2047
c
1,746,673
Total 19,736,030
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,629,178
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,325,814
Total 7,954,992
Chile (3.1%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,105,512
8,500,000 3.500%,  1/25/2050
c
6,376,270
1,200,000 3.125%,  1/21/2026 1,146,541
2,600,000 3.240%,  2/6/2028 2,427,257
11,850,000 2.550%,  7/27/2033 9,626,481
Principal
Amount Long-Term Fixed Income (96.5%) Value
Chile (3.1%) - continued
$ 2,000,000 3.500%,  1/31/2034 $ 1,751,554
2,000,000 4.340%,  3/7/2042
c
1,764,705
Total 24,198,320
Colombia (2.8%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,103,194
786,000 3.125%,  4/15/2031 613,760
1,000,000 7.500%,  2/2/2034 1,009,382
1,500,000 7.375%,  9/18/2037 1,479,192
10,500,000 6.125%,  1/18/2041 8,911,052
3,000,000 4.125%,  2/22/2042 2,005,772
1,605,000 5.625%,  2/26/2044 1,250,615
3,000,000 5.000%,  6/15/2045 2,156,862
Ecopetrol SA
2,000,000 8.875%,  1/13/2033 2,051,672
Total 22,581,501
Costa Rica (0.7%)
Costa Rica Government
International Bond
1,000,000 6.550%,  4/3/2034
a
1,013,000
4,900,000 7.000%,  4/4/2044
c
4,844,875
Total 5,857,875
Dominican Republic (3.8%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,311,081
1,000,000 5.950%,  1/25/2027
a
986,077
3,000,000 5.500%,  2/22/2029
a
2,849,456
4,500,000 4.875%,  9/23/2032
a
3,897,334
2,500,000 7.450%,  4/30/2044
a
2,496,391
4,900,000 6.850%,  1/27/2045 4,557,782
8,300,000 6.500%,  2/15/2048
a
7,368,310
8,000,000 6.400%,  6/5/2049
a,c
6,980,928
Total 30,447,359
Ecuador (0.8%)
Ecuador Government International
Bond
2,500,000 6.000%,  7/31/2030
b
1,185,207
14,800,000 3.500%,  7/31/2035
b
5,087,535
Total 6,272,742
Egypt (1.9%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,362,500
2,000,000 8.875%,  5/29/2050
a
1,175,400
2,000,000 8.750%,  9/30/2051
a
1,168,268
500,000 8.150%,  11/20/2059
a
281,515
3,300,000 7.600%,  3/1/2029 2,367,849
3,500,000 7.053%,  1/15/2032
a
2,219,714
3,000,000 8.500%,  1/31/2047 1,744,680
9,000,000 7.903%,  2/21/2048 4,968,630
Total 15,288,556
El Salvador (0.7%)
El Salvador Government
International Bond
3,300,000 8.625%,  2/28/2029 2,377,917

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
El Salvador (0.7%) - continued
$ 5,000,000 7.625%,  2/1/2041 $ 3,106,355
Total 5,484,272
Gabon (0.3%)
Gabon Government International
Bond
1,000,000 6.950%,  6/16/2025 954,400
2,000,000 6.625%,  2/6/2031 1,687,100
Total 2,641,500
Ghana (1.0%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
d
907,352
3,000,000 7.750%,  4/7/2029
a,d
1,357,500
5,000,000 8.625%,  4/7/2034
a,d
2,262,500
4,000,000 7.875%,  2/11/2035
a,d
1,820,000
4,000,000 8.875%,  5/7/2042
d
1,770,000
Total 8,117,352
Guatemala (1.7%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
925,361
4,590,000 4.500%,  5/3/2026 4,376,056
3,700,000 4.375%,  6/5/2027 3,481,984
4,000,000 5.375%,  4/24/2032 3,800,026
1,000,000 4.650%,  10/7/2041
a
807,161
Total 13,390,588
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 917,500
Total 917,500
Hungary (1.1%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,936,070
3,000,000 6.250%,  9/22/2032
a
3,078,300
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,504,149
Total 8,518,519
Indonesia (5.1%)
Indonesia Government International
Bond
2,000,000 4.125%,  1/15/2025 1,966,994
6,100,000 4.750%,  1/8/2026
a
6,063,564
3,700,000 4.100%,  4/24/2028 3,561,710
2,000,000 4.850%,  1/11/2033 1,997,854
3,400,000 6.625%,  2/17/2037
a
3,876,580
2,000,000 7.750%,  1/17/2038
a
2,507,396
726,000 6.750%,  1/15/2044
a
854,313
4,000,000 5.125%,  1/15/2045
a
3,978,027
1,200,000 5.250%,  1/8/2047
a
1,204,290
1,500,000 4.350%,  1/11/2048 1,319,868
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,567,210
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 762,877
2,000,000 3.375%,  2/5/2030 1,768,000
Principal
Amount Long-Term Fixed Income (96.5%) Value
Indonesia (5.1%) - continued
$ 2,400,000 5.250%,  10/24/2042 $ 2,168,902
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,468,417
1,500,000 4.400%,  6/6/2027
a
1,474,149
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,971,320
Total 40,511,471
Ivory Coast (1.9%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 14,807,430
Total 14,807,430
Jersey (1.3%)
Galaxy Pipeline Assets Bidco, Ltd.
4,435,500 2.160%,  3/31/2034 3,770,848
6,500,000 2.625%,  3/31/2036
a
5,256,430
1,899,700 2.940%,  9/30/2040
a
1,532,185
Total 10,559,463
Jordan (0.8%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,525,085
4,500,000 5.850%,  7/7/2030 4,174,704
Total 6,699,789
Kazakhstan (0.8%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,278,880
KazMunayGas National Company
JSC
1,000,000 3.500%,  4/14/2033 789,840
1,700,000 5.750%,  4/19/2047 1,426,344
Total 6,495,064
Kenya (0.4%)
Kenya Government International
Bond
2,000,000 6.875%,  6/24/2024 1,906,300
1,500,000 8.000%,  5/22/2032 1,291,875
Total 3,198,175
Lebanon (0.2%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
723,360
3,000,000 6.600%,  11/27/2026
d
214,890
5,000,000 6.850%,  3/23/2027
d
358,150
Total 1,296,400
Luxembourg (0.5%)
EIG Pearl Holdings SARL
2,500,000 3.545%,  8/31/2036
a
2,112,830
Greensaif Pipelines Bidco Sarl
2,000,000 6.129%,  2/23/2038
a
2,057,371
Total 4,170,201

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Malaysia (1.1%)
Petronas Capital, Ltd.
$ 3,500,000 4.550%,  4/21/2050 $ 3,170,581
6,400,000 3.500%,  4/21/2030 5,884,662
Total 9,055,243
Mexico (6.5%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,742,039
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
782,116
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 7,381,408
1,781,000 4.150%,  3/28/2027 1,740,544
885,000 3.750%,  1/11/2028 838,172
2,000,000 5.400%,  2/9/2028 2,023,413
2,000,000 3.500%,  2/12/2034 1,679,023
5,800,000 6.050%,  1/11/2040 5,883,387
2,000,000 4.600%,  2/10/2048 1,642,479
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 9,951,701
1,000,000 8.750%,  6/2/2029 912,925
900,000 6.840%,  1/23/2030 721,531
8,200,000 5.950%,  1/28/2031 6,088,206
3,415,000 6.700%,  2/16/2032 2,631,265
9,100,000 6.625%,  6/15/2035 6,484,458
Total 51,502,667
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,603,128
Total 1,603,128
Morocco (0.4%)
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,055,000
OCP SA
1,500,000 5.125%,  6/23/2051 1,132,080
Total 3,187,080
Mozambique (1.1%)
Mozambique Government
International Bond
10,861,000 5.000%,  9/15/2031
b
8,499,819
Total 8,499,819
Namibia (0.2%)
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,900,120
Total 1,900,120
Netherlands (1.4%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,715,000
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,731,320
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,317,500
Principal
Amount Long-Term Fixed Income (96.5%) Value
Netherlands (1.4%) - continued
Petrobras Global Finance BV
$ 3,000,000 6.500%,  7/3/2033 $ 2,946,543
Total 10,710,363
Nigeria (2.3%)
Nigeria Government International
Bond
15,100,000 7.875%,  2/16/2032 13,174,750
1,000,000 7.375%,  9/28/2033
a
827,000
5,000,000 7.696%,  2/23/2038 3,953,600
Total 17,955,350
Oman (3.4%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,935,040
5,000,000 4.750%,  6/15/2026
a
4,879,870
4,000,000 5.625%,  1/17/2028
a
3,976,032
5,500,000 7.375%,  10/28/2032
a
6,123,073
8,500,000 6.750%,  1/17/2048
a
8,398,510
Total 27,312,525
Pakistan (0.6%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,077,488
4,500,000 6.875%,  12/5/2027 2,385,000
3,000,000 7.375%,  4/8/2031
a
1,470,000
Total 4,932,488
Panama (2.6%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,667,936
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 6,656,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,715,543
3,000,000 3.750%,  3/16/2025 2,902,556
5,079,000 6.700%,  1/26/2036 5,427,321
Total 20,369,356
Paraguay (1.5%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,143,711
3,500,000 4.700%,  3/27/2027 3,393,232
2,000,000 5.850%,  8/21/2033
a
2,004,981
1,000,000 6.100%,  8/11/2044 952,595
2,000,000 5.600%,  3/13/2048 1,767,316
Total 12,261,835
Peru (2.9%)
Fondo Mivivienda SA
2,000,000 4.625%,  4/12/2027
a,c
1,927,322
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,339,968
2,100,000 8.750%,  11/21/2033 2,634,327
2,000,000 3.000%,  1/15/2034 1,641,751
6,000,000 3.300%,  3/11/2041 4,553,756

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Peru (2.9%) - continued
Petroleos del Peru SA
$ 4,500,000 5.625%,  6/19/2047
a
$ 3,015,000
Total 23,112,124
Philippines (2.0%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 2,976,150
3,000,000 3.750%,  1/14/2029 2,845,572
5,025,000 7.750%,  1/14/2031 5,884,275
1,625,000 6.375%,  10/23/2034 1,801,698
2,420,000 3.950%,  1/20/2040 2,087,096
Total 15,594,791
Poland (0.6%)
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,495,410
Republic of Poland Government
International Bond
3,000,000 4.875%,  10/4/2033 2,961,900
Total 4,457,310
Qatar (3.3%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,336,128
6,000,000 3.375%,  3/14/2024
a
5,907,600
3,000,000 3.250%,  6/2/2026
a
2,871,852
1,000,000 3.750%,  4/16/2030
a
958,780
2,000,000 5.750%,  1/20/2042
a
2,195,464
8,000,000 4.817%,  3/14/2049
a
7,680,000
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,274,492
Total 26,224,316
Romania (2.7%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,989,228
2,000,000 3.000%,  2/27/2027 1,820,000
6,000,000 5.250%,  11/25/2027
a
5,878,440
1,000,000 6.625%,  2/17/2028
a
1,035,602
5,000,000 3.000%,  2/14/2031 4,187,100
3,500,000 3.625%,  3/27/2032
a
3,006,500
2,000,000 7.125%,  1/17/2033
a
2,149,000
Total 21,065,870
Saudi Arabia (4.1%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,917,988
6,300,000 3.250%,  10/26/2026
a
5,978,070
4,000,000 3.625%,  3/4/2028
a
3,792,520
2,300,000 4.375%,  4/16/2029
a
2,245,214
1,000,000 5.500%,  10/25/2032
a
1,049,640
5,000,000 2.250%,  2/2/2033
a
4,016,300
2,500,000 4.875%,  7/18/2033
a
2,498,835
1,500,000 4.500%,  10/26/2046 1,299,060
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,751,155
Total 32,548,782
Principal
Amount Long-Term Fixed Income (96.5%) Value
Senegal (1.1%)
Senegal Government International
Bond
$ 4,500,000 6.250%,  7/30/2024 $ 4,465,350
3,700,000 6.250%,  5/23/2033 3,180,816
1,000,000 6.750%,  3/13/2048 747,580
Total 8,393,746
Serbia (0.6%)
Serbia Government International
Bond
1,000,000 6.250%,  5/26/2028
a
1,000,368
4,000,000 6.500%,  9/26/2033
a
4,007,440
Total 5,007,808
South Africa (2.4%)
Eskom Holdings SOC, Ltd.
2,000,000 6.750%,  8/6/2023 1,995,472
1,000,000 7.125%,  2/11/2025 992,500
6,000,000 6.350%,  8/10/2028
a
5,727,120
2,000,000 8.450%,  8/10/2028 1,972,640
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 2,965,410
2,000,000 5.375%,  7/24/2044
c
1,503,040
5,100,000 5.650%,  9/27/2047 3,812,729
Total 18,968,911
Sri Lanka (0.7%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
d
1,826,703
5,000,000 6.200%,  5/11/2027
d
2,218,234
1,000,000 6.750%,  4/18/2028
d
443,394
2,000,000 7.550%,  3/28/2030
d
888,102
Total 5,376,433
Trinidad and Tobago (0.7%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a
2,078,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
4,300,000 8.875%,  10/18/2029
a
3,538,900
Total 5,616,900
Turkey (3.5%)
Turkey Government International
Bond
2,000,000 5.750%,  3/22/2024
c
1,986,460
4,000,000 6.375%,  10/14/2025 3,908,400
5,600,000 6.125%,  10/24/2028 5,206,544
5,800,000 6.500%,  9/20/2033
c
5,179,980
2,639,000 6.875%,  3/17/2036 2,361,456
4,435,000 6.750%,  5/30/2040 3,748,906
2,000,000 6.000%,  1/14/2041 1,575,000
1,000,000 4.875%,  4/16/2043 683,790
1,800,000 5.750%,  5/11/2047 1,320,041
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a,c
1,524,450
Total 27,495,027
Ukraine (0.7%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a,d
795,000

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Ukraine (0.7%) - continued
Ukraine Government International
Bond
$ 2,000,000 7.750%,  9/1/2026
d
$ 624,480
3,000,000 7.750%,  9/1/2028
d
941,328
1,900,000 9.750%,  11/1/2030
d
595,270
2,000,000 6.876%,  5/21/2031
d
595,424
7,500,000 7.375%,  9/25/2034
d
2,222,655
Total 5,774,157
United Arab Emirates (2.7%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,094,780
3,000,000 3.000%,  9/15/2051
a
2,119,758
3,000,000 3.125%,  5/3/2026
a
2,871,600
8,500,000 2.500%,  9/30/2029
a,c
7,614,844
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,864,600
UAE Government International
Bond
3,000,000 4.050%,  7/7/2032
a
2,932,956
Total 21,498,538
United Kingdom (0.2%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
1,480,000
Total 1,480,000
Uruguay (2.1%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,900,215
2,000,000 5.100%,  6/18/2050 1,994,752
11,840,312 4.375%,  1/23/2031 11,586,984
Total 16,481,951
Uzbekistan (0.7%)
Uzbekistan Government
International Bond
1,000,000 3.700%,  11/25/2030 821,930
4,000,000 3.900%,  10/19/2031
a
3,283,960
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,664,920
Total 5,770,810
Vietnam (1.0%)
Vietnam Government International
Bond
7,900,000 4.800%,  11/19/2024 7,726,263
Total 7,726,263
Virgin Islands, British (3.3%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,786,008
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,573,259
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 11,675,701
Principal
Amount Long-Term Fixed Income (96.5%) Value
Virgin Islands, British (3.3%) - continued
$ 3,000,000 3.500%,  5/4/2027 $ 2,868,989
Total 25,903,957
Total Long-Term Fixed Income
(cost $898,417,176) 765,907,083
Shares
Collateral Held for Securities
Loaned ( 2.3% )
18,264,981 Thrivent Cash Management Trust 18,264,981
Total Collateral Held for
Securities Loaned
(cost $18,264,981) 18,264,981
Shares
Registered Investment
Companies ( 0.3% ) Value
U.S. Unaffiliated  (0.3%)
26,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 2,279,680
Total 2,279,680
Total Registered Investment
Companies (cost $2,193,880) 2,279,680
Shares Short-Term Investments ( 1.7% )
Thrivent Core Short-Term Reserve
Fund
1,367,691 5.550% 13,676,914
Total Short-Term Investments
(cost $13,676,915) 13,676,914
Total Investments (cost
$932,552,952) 100.8% $800,128,658
Other Assets and Liabilities,
Net (0.8%) (6,246,234)
Total Net Assets 100.0% $793,882,424
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $264,385,867 or 33.3%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 17,625,271
Total lending $17,625,271
Gross amount payable upon return of
collateral for securities loaned $18,264,981
Net amounts due to counterparty $639,710

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 9,012,259 – 9,012,259 –
Energy 77,934,677 – 77,934,677 –
Financials 1,495,410 – 1,495,410 –
Foreign Government 659,689,762 – 659,689,762 –
Transportation 1,667,936 – 1,667,936 –
Utilities 16,107,039 – 16,107,039 –
Registered Investment Companies
U.S. Unaffiliated 2,279,680 2,279,680 – –
Subtotal Investments in Securities $ 768,186,763 $2,279,680 $765,907,083 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,676,914
Collateral Held for Securities Loaned 18,264,981
Subtotal Other Investments $31,941,895
Total Investments at Value $800,128,658
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $19,291 $116,901 $ 122,515 $13,677 1,368 1.7%
Total Affiliated Short-Term Investments 19,291 13,677 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,503 97,911 93,149 18,265 18,265 2.3
Total Collateral Held for Securities Loaned 13,503 18,265 2.3
Total Value $32,794 $31,942
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $ – $719
Total Income/Non Income Cash from Affiliated
Investments $719
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA $ 69,437
Total 69,437
Bermuda (<0.1%)
179,000 Road King Infrastructure, Ltd.
a
67,653
812,200 Shanghai Industrial Urban
Development Group, Ltd. 46,995
131,677 Skyworth Group, Ltd. 60,176
Total 174,824
Brazil (5.8%)
82,200 Ambev SA 257,443
267,000 B3 SA - Brasil Bolsa Balcao 842,430
183,755 Banco Bradesco SA ADR 648,655
12,200 Banco BTG Pactual SA 87,564
202,900 Banco do Brasil SA 2,069,440
117,000 BB Seguridade Participacoes SA 770,474
57,358 Centrais Eletricas Brasileiras SA
ADR
b
465,747
193,390 Companhia Energetica de Minas
Gerais ADR 508,616
252,350 Companhia Siderurgica Nacional
SA ADR 744,433
325,200 EDP - Energias do Brasil SA 1,642,935
72,400 ENGIE Brasil Energia SA 674,738
211,304 Gerdau SA ADR 1,299,520
65,300 Guararapes Confeccoes SA 100,807
183,500 Hypera SA 1,675,220
239,968 Itau Unibanco Holding SA ADR 1,442,208
341,900 Itausa SA 710,010
44,800 Jalles Machado SA
a
84,034
202,500 JBS S/A 803,790
15,400 Localiza Rent a Car SA 218,751
192,800 Metalurgica Gerdau SA 559,390
482,800 Petroleo Brasileiro SA 3,177,317
211,711 Petroleo Brasileiro SA ADR 3,107,917
186,400 Telefonica Brasil SA 1,667,006
40,398 Telefonica Brasil SA ADR 362,774
167,200 TIM SA/Brazil 505,269
320,099 Vale SA ADR 4,683,048
628,700 Via SA
a
284,518
19,200 WEG SA 162,126
Total 29,556,180
Cayman Islands (15.6%)
1,106,804 Alibaba Group Holding, Ltd.
a
14,144,275
68,800 ANTA Sports Products, Ltd. 815,343
28,914 Baidu.com, Inc. ADR
a
4,510,295
135,000 China Overseas Property Holdings,
Ltd. 158,607
172,000 China Resources Land, Ltd. 802,592
51,922 China Resources Microelectronics,
Ltd. 417,379
570,400 Chow Tai Fook Jewellery Group,
Ltd. 995,865
666,000 Consun Pharmaceutical Group,
Ltd. 487,958
261,000 Geely Automobile Holdings, Ltd. 380,860
490,000 Haidilao International Holding, Ltd.
c
1,383,987
115,622 Hello Group, Inc. ADR 1,231,374
55,769 Huazhu Group, Ltd. ADR
a
2,679,143
173,298 JD.com, Inc. 3,587,890
3,568 JOYY, Inc. ADR 124,024
16,069 Kanzhun, Ltd. ADR
a
300,169
69,036 KE Holdings, Inc. ADR
a
1,202,607
Shares Common Stock (98.0%) Value
Cayman Islands (15.6%) - continued
205,300 Kuaishou Technology
a,c
$ 1,801,846
2,500 Li Auto, Inc
a
53,668
366,720 Meituan
a,c
7,000,729
16,246 MINISO Group Holding, Ltd. ADR 341,328
91,500 NetDragon Websoft Holdings, Ltd. 181,694
30,587 NetEase, Inc. ADR 3,326,030
41,757 PDD Holdings, Inc. ADR
a
3,750,614
384,000 Seazen Group, Ltd.
a
86,475
4,912,000 Shui On Land, Ltd. 549,563
806,000 Sino Biopharmaceutical, Ltd. 365,551
487,200 Tencent Holdings, Ltd. 22,392,274
284,857 Tencent Music Entertainment Group
ADR
a
1,991,150
216,800 Tongcheng Travel Holdings, Ltd.
a
526,090
360,000 Topsports International Holdings,
Ltd.
c
332,773
50,991 Trip.com Group, Ltd. ADR
a
2,092,671
32,000 Want Want China Holdings, Ltd. 22,316
2,670 Weibo Corporation ADR 42,052
611,000 Xiaomi Corporation
a,c
972,028
58,500 Zhongsheng Group Holdings, Ltd. 205,537
Total 79,256,757
Chile (0.6%)
415,049 Cencosud SA 891,994
4,473,946 Colbun SA 706,333
125,416 Embotelladora Andina SA 344,610
64,304 Empresas CMPC SA 126,930
41,919 Empresas Copec SA 321,533
173,616 S.A.C.I. Falabella 480,114
2,022 Sociedad Quimica y Minera de
Chile SA ADR 149,001
Total 3,020,515
China (12.8%)
3,299,200 Agricultural Bank of China, Ltd. 1,671,852
8,302,700 Bank of China, Ltd., Class A 4,545,122
3,022,700 Bank of Communications
Company, Ltd. 2,463,708
2,759,613 Baoshan Iron & Steel Company,
Ltd. 2,481,691
132,000 Beijing North Star Company, Ltd.
a
15,287
46,800 Beijing Tongrentang Company, Ltd. 334,379
2,788,300 BOE Technology Group Company,
Ltd. 1,652,169
11,500 BYD Company, Ltd., Class H 409,607
5,246,000 CGN Power Company, Ltd.
c
1,287,582
2,434,000 China Cinda Asset Management
Company, Ltd. 256,880
535,100 China Merchants Securities
Company, Ltd. 1,122,028
483,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 965,898
351,360 China Petroleum & Chemical
Corporation, Class A 305,300
3,987,000 China Petroleum & Chemical
Corporation, Class H 2,232,866
2,178,000 China Railway Group, Ltd. 1,431,951
53,200 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 373,016
328,500 China State Construction
Engineering Corporation, Ltd. 281,389
5,600 China Tourism Group Duty Free
Corporation, Ltd.
c
89,960

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
China (12.8%) - continued
713,800 China Vanke Company, Ltd., Class
A $ 1,525,743
119,100 China Vanke Company, Ltd., Class
H 168,807
399,235 CITIC Securities Company, Ltd.,
Class A 1,349,374
3,402,000 CMOC Group, Ltd. 2,276,581
3,753,000 CRRC Corporation, Ltd. 2,071,313
856,300 Daqin Railway Company, Ltd. 858,025
605,700 Focus Media Information
Technology Company, Ltd. 632,313
1,116,200 Foxconn Industrial Internet
Company, Ltd. 3,495,797
154,000 Fuyao Glass Industry Group
Company, Ltd., Class H
c
686,258
381,000 GF Securities Company, Ltd., Class
H 609,611
79,900 Gree Electric Appliances, Inc. of
Zhuhai 433,905
5,496,860 Greenland Holdings Corporation,
Ltd.
a
2,494,717
324,533 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 1,448,282
821,000 Guotai Junan Securities Company,
Ltd. 1,792,592
293,600 Haier Smart Home Company, Ltd.,
Class H 965,501
54,558 Hundsun Technologies, Inc. 314,511
298,600 Jiangxi Copper Company, Ltd.,
Class A 837,158
1,610,000 Jiangxi Copper Company, Ltd.,
Class H 2,704,734
68,560 LONGi Green Energy Technology
Company, Ltd. 287,297
4,406,000 People's Insurance Company
(Group) of China, Ltd. 1,696,261
116,200 Perfect World Company, Ltd./China 244,331
796,300 PetroChina Company, Ltd. 884,427
2,778,000 PetroChina Company, Ltd. 2,036,933
383,500 Ping An Insurance (Group)
Company of China, Ltd. 2,794,466
190,836 Shanghai Baosight Software
Company, Ltd. 1,284,136
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 53,497
182,100 Shanghai Pharmaceuticals Holding
Company, Ltd. 330,519
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,411,257
1,238,700 Shenzhen Overseas Chinese Town
Company, Ltd.
a
852,352
69,300 Shenzhou International Group
Holdings, Ltd. 735,607
38,700 Sichuan Kelun Pharmaceutical
Company, Ltd. 149,676
562,000 Tong Ren Tang Technologies
Company, Ltd. 507,285
92,000 Tsingtao Brewery Company, Ltd. 827,295
102,328 Vipshop Holdings, Ltd. ADR
a
1,926,836
534,400 Wanda Film Holding Company,
Ltd.
a
1,083,662
87,100 Wanhua Chemical Group
Company, Ltd. 1,194,055
15,260 Zhejiang NHU Company, Ltd. 35,276
51,300 Zhongjin Gold Corporation, Ltd. 76,501
Shares Common Stock (98.0%) Value
China (12.8%) - continued
224,000 Zijin Mining Group Company, Ltd. $ 386,876
Total 65,384,452
Colombia (<0.1%)
8,687 Bancolombia SA 74,441
Total 74,441
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (0.3%)
44,833 Komercni Banka AS 1,468,292
285 Philip Morris CR 222,206
Total 1,690,498
Egypt (0.1%)
412,944 Commercial International Bank
Egypt SAE GDR 497,185
Total 497,185
Greece (0.5%)
22,373 Mytilineos SA 931,074
271,567 National Bank of Greece SA
a
1,870,214
Total 2,801,288
Hong Kong (0.8%)
442,000 China Resources Beer (Holdings)
Company, Ltd. 2,847,750
367,000 CITIC, Ltd. 414,279
891,440 CSPC Pharmaceutical Group, Ltd. 744,598
96,000 Yuexiu Property Company, Ltd. 126,689
Total 4,133,316
Hungary (0.3%)
31,206 MOL Hungarian Oil & Gas plc 246,362
39,226 OTP Bank Nyrt 1,426,498
Total 1,672,860
India (14.6%)
6,622 ABB India, Ltd. 367,022
19,519 Amara Raja Batteries, Ltd. 150,729
83,821 Asian Paints, Ltd. 3,443,200
29,783 Bajaj Auto, Ltd. 1,787,778
4,823 Bajaj Finance, Ltd. 428,764
87,013 Bajaj Finserv, Ltd. 1,693,365
36,736 Britannia Industries, Ltd. 2,141,374
250,805 Cipla, Ltd. 3,587,077
143,919 Coal India, Ltd. 401,684
41,607 Coromandel International, Ltd. 521,050
6,116 CRISIL, Ltd. 291,398
53,553 Cummins India, Ltd. 1,282,917
19,626 Dr. Reddy's Laboratories, Ltd. ADR 1,347,914
261,374 HCL Technologies, Ltd. 3,552,589
263,062 HDFC Life Insurance Company,
Ltd.
c
2,069,839
36,271 Hindustan Unilever, Ltd. 1,129,864
1,199,623 Indian Oil Corporation, Ltd. 1,368,264
282,034 Infosys, Ltd. ADR 4,698,686
275,750 ITC, Ltd. 1,562,510
265,487 Jio Financial Services, Ltd., Bonus
Shares
a,d
802,953
172,283 Kotak Mahindra Bank, Ltd. 3,893,444
59,106 Larsen & Toubro, Ltd.
a
1,928,554

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
India (14.6%) - continued
12,047 LTIMindtree, Ltd.
c
$ 717,871
6,768 Mphasis, Ltd. 189,122
433 MRF, Ltd. 542,459
2,094 Nestle India, Ltd. 574,241
159,789 NTPC, Ltd. 424,755
17,174 Persistent Systems, Ltd. 992,337
67,639 PI Industries, Ltd. 2,975,600
60,878 Pidilite Industries, Ltd. 1,937,029
3,345 Polycab India, Ltd. 196,084
282,469 REC, Ltd. 697,507
265,487 Reliance Industries, Ltd. 8,241,508
70,193 SBI Cards and Payment Services,
Ltd. 730,714
150,864 SBI Life Insurance Company, Ltd.
c
2,355,004
27,748 Schaeffler India, Ltd. 1,054,259
36,828 Siemens, Ltd. 1,784,668
10,663 Solar Industries India, Ltd. 493,294
28,739 Sun Pharmaceutical Industries, Ltd. 399,753
7,956 Supreme Industries, Ltd. 343,675
175,123 Tata Consultancy Services, Ltd. 7,295,449
6,802 Tata Elxsi, Ltd. 593,043
55,918 Tech Mahindra, Ltd. 759,547
5,618 Thermax, Ltd. 177,685
24,632 Trent, Ltd. 526,879
18,190 UltraTech Cement, Ltd. 1,841,042
Total 74,294,500
Indonesia (2.4%)
3,437,600 Astra International Tbk PT 1,562,198
11,255,100 Bank Central Asia Tbk PT 6,816,446
4,150,100 Bank Mandiri Persero Tbk PT 1,577,642
5,555,900 Bank Rakyat Indonesia Persero
Tbk PT 2,080,151
Total 12,036,437
Kuwait (1.0%)
243,764 Boubyan Bank KSCP 491,948
102,117 HumanSoft Holding Company
KSCC 1,196,852
48,173 Kuwait Finance House KSCP 123,756
312,911 Mobile Telecommunications
Company KSCP 530,688
739,254 National Bank of Kuwait KSC 2,315,042
312,622 National Industries Group Holding 236,221
Total 4,894,507
Luxembourg (0.3%)
52,021 Allegro.eu SA
a,c
458,644
43,906 Reinet Investments SCA 1,063,662
Total 1,522,306
Malaysia (0.9%)
29,100 AEON Credit Service (M) Berhad 77,703
719,400 Hong Leong Bank Berhad 3,125,511
597,700 Mah Sing Group Berhad 88,843
23,600 Malayan Banking Berhad 47,217
250,100 MISC Berhad 398,750
19,500 Petronas Dagangan BHD 99,295
229,100 Public Bank Berhad 211,919
97,300 QL Resources Berhad 118,253
36,177 RHB Bank BHD 45,673
376,342 Sports Toto BHD 121,858
92,600 Ta Ann Holdings Berhad 76,397
Total 4,411,419
Shares Common Stock (98.0%) Value
Mexico (2.7%)
51,775 America Movil SAB de CV ADR $ 1,083,133
252,300 Arca Continental SAB de CV 2,531,438
307,575 Cemex SAB de CV ADR
a
2,343,722
32,270 Coca-Cola FEMSA SAB de CV ADR 2,721,006
2,566 Fomento Economico Mexicano SAB
de CV ADR 290,600
101,200 Grupo Financiero Banorte SAB de
CV ADR 959,602
388,400 Grupo Mexico SAB de CV 2,020,515
33,700 Kimberly-Clark de Mexico, SA de
CV 79,475
575,200 Megacable Holdings SAB de CV 1,458,524
55,100 Wal-Mart de Mexico SAB de CV 229,515
Total 13,717,530
Netherlands (0.2%)
140,811 NEPI Rockcastle NV 843,665
Total 843,665
Philippines (0.6%)
72,090 Aboitiz Equity Ventures, Inc. 70,561
76,160 Jollibee Foods Corporation 353,743
149,350 SM Investments Corporation 2,481,570
Total 2,905,874
Poland (1.2%)
86,778 Asseco Poland SA 1,728,834
148,242 Orlen SA
a
2,642,201
68,475 Powszechna Kasa Oszczednosci
Bank Polski SA 694,749
88,110 Powszechny Zaklad Ubezpieczen
SA 891,052
3,689 Santander Bank Polska SA
a
365,992
Total 6,322,828
Qatar (0.2%)
78,253 Commercial Bank PSQC 134,418
125,537 Gulf International Services QSC 71,426
662,878 Masraf Al Rayan QSC 457,150
71,602 Ooredoo QPSC 224,838
19,736 Qatar Electricity & Water Company
QSC 98,326
145,214 Qatar Gas Transport Company, Ltd. 168,149
Total 1,154,307
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,d
65
23,359 LUKOIL PJSC
d,e
0
23,091 Mechel PJSC ADR
a,b,d
2
56,865 MMC Norilsk Nickel PJSC ADR
a,d
6
1,696 Novatek PJSC GDR
a,d
0
2,615 Polyus PJSC
a,d
0
1,260,120 Sberbank of Russia PJSC
d,e
1
67,230 Sovcomflot OAO
d
0
2,930,700 Surgutneftegas PJSC
d,e
3
257,974 Surgutneftegas PJSC ADR
a,d
26
Total 103
Saudi Arabia (4.0%)
237,934 Al Rajhi Bank 4,729,549
243,740 Alinma Bank 2,403,169
17,854 Arab National Bank 126,762
25,111 Dr. Sulaiman Al Habib Medical
Services Group Company 1,934,474

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Saudi Arabia (4.0%) - continued
13,164 Eastern Province Cement Company $ 158,742
303,477 Jarir Marketing Company 1,254,025
387,075 National Commercial Bank 3,977,510
231,098 Riyad Bank 1,959,148
4,562 SABIC Agri-Nutrients Company 175,337
38,043 Saudi Arabian Oil Company
c
328,760
16,787 Saudi Basic Industries Corporation 383,658
76,807 Saudi Electricity Company 459,481
201,495 Saudi Telecom Company 2,278,438
26,367 Savola Group 297,204
Total 20,466,257
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 109,410
Total 109,410
South Africa (2.3%)
136,976 Absa Group, Ltd. 1,451,732
173,861 AECI, Ltd. 916,759
118,272 Aspen Pharmacare Holdings, Ltd. 1,268,380
21,255 Barloworld, Ltd. 99,478
30,182 Coronation Fund Managers, Ltd. 55,373
219,945 DataTec, Ltd. 431,681
195,540 FirstRand, Ltd. 795,432
70,268 Gold Fields, Ltd. ADR 1,087,046
54,107 Kumba Iron Ore, Ltd. 1,484,213
178,640 Momentum Metropolitan Holdings 189,390
25,942 MTN Group, Ltd. 203,155
10,279 Naspers, Ltd. 2,019,689
67,728 Sasol, Ltd. 945,626
68,379 Standard Bank Group 730,294
34,479 Super Group, Ltd. 66,187
76,107 Vukile Property Fund, Ltd. 55,621
Total 11,800,056
South Korea (10.9%)
4,442 Celltrion, Inc. 511,040
1,306 Chong Kun Dang Pharmaceutical
Corporation 79,025
1,844 Chongkundang Holdings
Corporation 71,123
6,334 CJ Corporation 322,006
16,108 Doosan Bobcat, Inc. 738,898
150 Ecopro BM Company, Ltd. 49,339
22,819 Green Cross Holdings Corporation 245,344
78,509 GS Holdings Corporation 2,319,897
5,038 Hanmi Pharm Company, Ltd. 1,053,388
28,218 Hanwha Corporation 683,011
8,873 Huons Global Company, Ltd. 139,270
6,458 HYBE Company, Ltd.
a
1,329,944
3,617 Hyundai Motor Company 556,127
13,862 JYP Entertainment Corporation 1,484,106
44,333 Kakao Corporation 1,784,712
43,681 Kia Corporation 2,834,867
3,329 Korea Zinc Company, Ltd. 1,289,598
1,288 LG Chem, Ltd. 655,213
3,503 LG Electronics, Inc. 298,180
33,844 Lotte Shopping Company, Ltd. 1,858,602
6,283 Meritz Financial Group, Inc. 242,589
10,331 NAVER Corporation 1,840,647
2,345 NCSoft Corporation 508,739
79,968 NH Investment & Securities
Company, Ltd. 621,025
184 NongShim Company, Ltd. 57,250
18,127 PharmaResearch Company, Ltd. 1,893,571
Shares Common Stock (98.0%) Value
South Korea (10.9%) - continued
7,811 POSCO Holdings, Inc. $ 3,935,818
4,741 Samsung Biologics Company,
Ltd.
a,c
2,846,821
23,193 Samsung C&T Corporation 1,879,111
321,104 Samsung Electronics Company,
Ltd. 17,581,300
1,495 Samsung SDI Company, Ltd. 780,397
66,765 Samsung Securities Corporation,
Ltd. 1,880,154
2,414 SGC Energy Company, Ltd. 47,082
29,649 SK Hynix, Inc. 2,871,359
54 Taekwang Industrial Corporation,
Ltd. 25,286
Total 55,314,839
Taiwan (15.5%)
29,000 Advantech Company, Ltd. 362,145
2,896 Advantech Company, Ltd., Bonus
Shares
a,d
35,808
78,532 ASE Technology Holding Company,
Ltd. ADR
b
630,612
464,000 Asia Cement Corporation 595,283
1,407,000 Capital Securities Corporation 715,244
1,492,000 Cheng Shin Rubber Industry
Company, Ltd. 1,828,791
25,000 Chicony Power Technology
Company, Ltd. 82,834
67,000 China Steel Chemical Corporation 231,639
923,000 China Steel Corporation 821,166
723,000 Chipbond Technology Corporation 1,598,316
159,000 Delta Electronics, Inc. 1,856,121
176,000 Everlight Electronics Company, Ltd. 291,110
296,000 Far Eastern New Century
Corporation 279,951
484,000 Feng Hsin Steel Company, Ltd. 1,063,814
260,000 Formosa Plastics Corporation 688,400
100,000 Getac Holdings Corporation 216,111
111,000 Gigabyte Technology Company,
Ltd. 1,112,664
19,000 Hotai Motor Company, Ltd.
a
458,759
845,000 Hua Nan Financial Holdings
Company, Ltd. 598,611
33,000 Makalot Industrial Company, Ltd. 327,851
117,000 MediaTek, Inc. 2,574,576
237,000 Micro-Star International Company,
Ltd. 1,470,003
1,904,000 Nan Ya Plastics Corporation 4,242,914
331,000 Novatek Microelectronics
Corporation 4,476,292
986,000 Pou Chen Corporation 981,146
512,000 Quanta Computer, Inc. 3,895,226
165,000 Radiant Opto-Electronics
Corporation 633,639
291,000 Realtek Semiconductor Corporation 3,996,631
153,000 Sigurd Microelectronics
Corporation 258,010
37,000 SinoPac Financial Holdings
Company, Ltd. 21,972
144,000 Systex Corporation 539,868
448,056 Taichung Commercial Bank
Company, Ltd. 212,694
18,818 Taichung Commercial Bank
Company, Ltd., Bonus Shares
a,d
8,486
2,693,000 Taiwan Cooperative Financial
Holding Company, Ltd. 2,520,900

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Taiwan (15.5%) - continued
1,874,000 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 33,839,950
433,164 Topco Scientific Company, Ltd. 2,481,534
61,000 TTY Biopharm Company, Ltd. 148,609
241,000 United Microelectronics
Corporation 362,151
216,000 USI Corporation 160,346
78,000 Vanguard International
Semiconductor Corporation 192,313
9,000 Voltronic Power Technology
Corporation 502,205
67,000 YFY, Inc. 78,647
1,861,950 Yuanta Financial Holding Company,
Ltd. 1,447,904
Total 78,841,246
Thailand (1.4%)
245,100 Bangchak Corporation PCL NVDR 274,274
1,061,000 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 892,596
94,600 Bumrungrad Hospital Public
Company, Ltd.
d
597,561
348,200 Central Pattana pcl NVDR 692,488
509,300 Home Product Center pcl NVDR 211,444
2,494,100 Krung Thai Bank Public Company,
Ltd. NVDR 1,494,949
11,993,700 Land and Houses Public Company,
Ltd. NVDR 2,979,109
233,200 Tipco Asphalt pcl NVDR 121,271
Total 7,263,692
Turkey (1.2%)
275,415 BIM Birlesik Magazalar AS 2,211,643
267,218 KOC Holding AS 1,339,486
67,251 TOFAS Turk Otomobil Fabrikasi AS 753,838
224,328 Turk Hava Yollari Anonim Ortakligi
a
1,950,818
Total 6,255,785
United Arab Emirates (0.9%)
81,983 Abu Dhabi Islamic Bank PJSC 250,889
243,067 Aldar Properties PJSC 342,068
580,807 Deyaar Development PJSC
a
115,413
283,158 Dubai Islamic Bank PJSC 443,440
1,212,384 Emaar Properties PJSC 2,230,845
257,404 Emirates Central Cooling Systems
Corporation 134,557
199,507 Emirates NBD Bank PJSC 923,142
Total 4,440,354
United States (0.9%)
71,731 Yum China Holding, Inc. 4,377,026
Total 4,377,026
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $486,888,869) 499,303,894
Shares Preferred Stock ( 0.7% ) Value
Russian Federation (<0.1%)
652 Transneft PJSC
d,e
$ 0
Total 0
South Korea (0.7%)
82,900 Samsung Electronics Company,
Ltd. 3,733,881
Total 3,733,881
Total Preferred Stock
(cost $5,103,750) 3,733,881
Shares
Collateral Held for Securities
Loaned ( <0.1% )
478,955 Thrivent Cash Management Trust 478,955
Total Collateral Held for
Securities Loaned
(cost $478,955) 478,955
Shares or
Principal
Amount Short-Term Investments ( 0.8% )
Federal Home Loan Bank Discount
Notes
500,000 5.270%,  10/25/2023
f,g
494,001
Thrivent Core Short-Term Reserve
Fund
356,746 5.550% 3,567,456
Total Short-Term Investments
(cost $4,061,235) 4,061,457
Total Investments (cost
$496,532,809) 99.6% $507,578,187
Other Assets and Liabilities,
Net 0.4% 2,122,050
Total Net Assets 100.0% $509,700,237
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $22,332,102 or 4.4% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 468,227
Total lending $468,227
Gross amount payable upon return of
collateral for securities loaned $478,955
Net amounts due to counterparty $10,728
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 53,123,187 12,971,001 40,152,186 0
Consumer Discretionary 67,278,807 15,167,618 52,111,189 –
Consumer Staples^ 20,322,208 3,011,606 17,310,602 0
Energy^ 25,908,310 3,107,917 22,800,299 94
Financials 93,863,542 2,090,863 90,961,239 811,440
Health Care 23,521,203 1,347,914 21,575,728 597,561
Industrials 28,565,571 258,411 28,307,160 –
Information Technology 111,438,612 5,329,298 106,073,506 35,808
Materials^ 52,420,265 10,157,769 42,262,488 8
Real Estate 16,412,037 1,202,607 15,209,430 –
Utilities 6,450,152 974,363 5,475,789 –
Preferred Stock
Energy^ – – – 0
Information Technology 3,733,881 – 3,733,881 –
Short-Term Investments 494,001 – 494,001 –
Subtotal Investments in Securities $503,531,776 $55,619,367 $446,467,498 $1,444,911
Other Investments  * Total
Affiliated Short-Term Investments 3,567,456
Collateral Held for Securities Loaned 478,955
Subtotal Other Investments $4,046,411
Total Investments at Value $507,578,187
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 510,708 510,708 – –
Total Asset Derivatives $510,708 $510,708 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$494,001 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 237 September 2023 $ 11,982,747 $ 510,708
Total Futures Long Contracts $ 11,982,747 $ 510,708
Total Futures Contracts $ 11,982,747 $510,708

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $4,055 $83,554 $84,042 $3,567 357 0.7%
Total Affiliated Short-Term Investments 4,055 3,567 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,649 30,453 31,623 479 479 <0.1
Total Collateral Held for Securities Loaned 1,649 479 <0.1
Total Value $5,704 $4,046
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $ – $164
Total Income/Non Income Cash from Affiliated
Investments $164
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Australia (6.9%)
34,849 APA Group $ 234,434
150,316 Aristocrat Leisure, Ltd. 3,981,153
11,835 ASX, Ltd. 494,450
341,923 Aurizon Holdings, Ltd. 876,285
116,236 Australia and New Zealand
Banking Group, Ltd. 2,016,599
187,259 BHP Group, Ltd. 5,827,850
109,913 BlueScope Steel, Ltd. 1,620,894
59,680 Brambles, Ltd. 564,619
21,976 Carsales.com, Ltd. 367,346
115,250 Coles Group, Ltd. 1,409,347
108,877 Computershare, Ltd. 1,836,239
33,055 CSL, Ltd. 5,953,744
86,456 Fortescue Metals Group, Ltd. 1,270,966
13,838 GrainCorp, Ltd. 75,324
221,236 GWA Group, Ltd. 292,007
217,090 Humm Group, Ltd. 65,619
55,377 Insurance Australia Group, Ltd. 221,066
7,693 IRESS, Ltd. 53,780
24,051 JB Hi-Fi, Ltd. 739,707
575,506 Lottery Corporation, Ltd. 2,002,701
4,106 Perpetual, Ltd. 68,161
6,930 Premier Investments, Ltd. 103,325
333 REA Group, Ltd. 35,303
50,694 Rio Tinto, Ltd. 4,014,194
52,513 SEEK, Ltd. 880,650
2,405 Sonic Healthcare, Ltd. 56,825
8,970 Technology One, Ltd. 95,038
60,567 Westpac Banking Corporation 910,375
Total 36,068,001
Austria (0.3%)
4,307 BAWAG Group AG
a
209,827
27,790 OMV AG 1,252,059
6,355 Raiffeisen Bank International AG 102,757
1,194 Verbund AG 98,932
Total 1,663,575
Belgium (0.6%)
17,595 Groupe Bruxelles Lambert SA 1,423,659
1,332 Proximus SADP 10,212
9,936 Solvay SA 1,193,303
7,431 UCB SA 657,998
Total 3,285,172
Bermuda (0.2%)
53,000 CK Infrastructure Holdings, Ltd. 280,865
10,700 Jardine Matheson Holdings, Ltd. 528,366
116,000 Road King Infrastructure, Ltd.
b
43,842
Total 853,073
Canada (10.4%)
18,156 ATCO, Ltd. 518,251
16,593 Bank of Montreal 1,541,960
41,683 Bank of Nova Scotia 2,098,928
254,288 Barrick Gold Corporation 4,392,887
50,601 Bausch Health Companies, Inc.
b
491,336
7,635 Boralex, Inc. 197,555
4,252 BRP, Inc. 391,165
34,689 Canadian Imperial Bank of
Commerce 1,527,879
51,385 Canadian National Railway
Company 6,228,626
31,577 Canadian Utilities, Ltd. 786,402
21,856 Canadian Western Bank 436,739
Shares Common Stock (99.0%) Value
Canada (10.4%) - continued
5,451 Capital Power Corporation $ 170,063
29,739 CGI, Inc.
b
3,022,050
7,079 Cogeco Communications, Inc. 358,661
18,052 Crescent Point Energy Corporation 146,344
15,923 Dream Industrial REIT 171,347
20,605 Enbridge, Inc. 757,540
18,162 Finning International, Inc. 625,578
31,188 Fortis, Inc. 1,329,449
9,551 Gibson Energy, Inc. 155,508
14,919 Imperial Oil, Ltd. 803,735
5,854 Intact Financial Corporation 864,837
9,860 InterRent REIT 95,785
11,744 Loblaw Companies, Ltd. 1,042,011
89,848 Manulife Financial Corporation 1,796,074
15,147 MEG Energy Corporation
b
270,053
14,308 Metro, Inc./CN 770,059
4,792 National Bank of Canada 375,322
10,107 Northland Power, Inc. 195,525
2,733 Nutrien, Ltd. 188,277
3,004 Onex Corporation 184,502
15,954 Rogers Communications, Inc. 698,581
36,500 Royal Bank of Canada 3,618,583
14,909 Russel Metals, Inc. 438,796
30,114 Shopify, Inc.
b
2,035,104
83,336 Sun Life Financial, Inc. 4,385,939
19,391 Superior Plus Corporation 145,287
96,384 TC Energy Corporation 3,454,372
5,101 Thomson Reuters Corporation 688,566
14,911 Toromont Industries, Ltd. 1,270,429
47,174 Toronto-Dominion Bank 3,110,948
35,625 Tourmaline Oil Corporation 1,846,292
8,306 TransAlta Corporation 84,720
6,288 TransAlta Renewables, Inc. 63,994
Total 53,776,059
Cayman Islands (<0.1%)
9,600 ASMPT, Ltd. 93,639
Total 93,639
Denmark (3.8%)
4,938 Carlsberg AS 740,612
395 Dampskibsselskabet Norden AS 19,787
39,460 Danske Bank AS 936,980
19,818 DSV AS 3,966,375
3,417 Jyske Bank AS
b
258,478
83,056 Novo Nordisk AS 13,392,966
4,157 Pandora AS 415,833
607 Ringkjoebing Landbobank AS 86,387
Total 19,817,418
Finland (0.1%)
1,146 Cargotec Oyj 54,733
15,671 Kesko Oyj 313,558
4,347 Orion Oyj 167,061
1,049 Stora Enso Oyj 12,860
Total 548,212
France (7.7%)
22,927 Air Liquide SA 4,122,156
1,407 BioMerieux 151,041
53,144 Compagnie de Saint-Gobain 3,594,217
136,418 Credit Agricole SA 1,693,688
44,086 Dassault Systemes SE 1,884,185
2,873 Edenred 186,603
11,290 Eiffage SA 1,174,589

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
France (7.7%) - continued
108,026 Engie SA $ 1,772,210
2,130 Hermes International 4,714,275
10,035 Ipsos SA 501,652
1,741 La Francaise des Jeux SAEM
a
66,467
37,009 Legrand SA 3,707,818
2,181 LNA Sante 70,262
5,127 LVMH Moet Hennessy Louis Vuitton
SE 4,761,816
21,375 Publicis Groupe SA 1,723,377
16,975 Rexel SA 409,477
49,837 Sanofi 5,316,864
4,378 Schneider Electric SE 780,917
790 Sopra Group SA 171,775
1,604 Teleperformance SA 232,643
15,893 Thales SA 2,377,443
10,517 TotalEnergies SE 638,979
738 Wendel SA 72,852
3,618 Worldline SA
a,b
143,416
Total 40,268,722
Germany (6.4%)
7,366 Allianz SE 1,760,478
2,618 AURELIUS Equity Opportunities SE
& Company KGaA 34,024
628 Aurubis AG 59,115
7,128 BASF SE 382,141
44,603 Bayer AG 2,608,549
4,812 Bayerische Motoren Werke AG 586,826
1,909 Brenntag AG 148,110
98,842 Commerzbank AG 1,182,302
2,927 CTS Eventim AG & Company
KGAA 199,757
125,324 Deutsche Bank AG 1,389,240
10,920 Deutsche Boerse AG 2,092,298
93,577 Deutsche Lufthansa AG
b
943,846
49,248 Deutsche Telekom AG 1,073,672
24,071 DHL Group 1,237,814
140,033 E.ON SE 1,771,471
4,753 Encavis AG
b
79,698
35,404 Fresenius SE & Company KGaA 1,111,059
1,395 Gerresheimer AG 165,230
8,259 Heidelberg Materials AG 669,378
61,668 Infineon Technologies AG 2,709,427
3,263 KION Group AG 136,730
3,832 LEG Immobilien AG
b
270,934
12,566 Mercedes-Benz Group AG 1,003,562
9,577 Merck KGaA 1,682,926
1,474 Muenchener Rueckversicherungs-
Gesellschaft AG 554,884
837 Nemetschek SE 60,908
17,070 Porsche Automobil Holding SE 1,007,235
9,102 RWE AG 391,740
22,755 SAP SE 3,104,061
4,918 Scout24 SE
a
325,110
16,323 Siemens AG 2,782,142
556 Volkswagen AG 88,858
64,752 Vonovia SE 1,508,728
Total 33,122,253
Hong Kong (2.2%)
313,500 BOC Hong Kong (Holdings), Ltd. 956,816
247,500 CK Hutchison Holdings, Ltd. 1,526,414
116,000 Hang Lung Properties, Ltd. 181,024
28,400 Hang Seng Bank, Ltd. 434,110
Shares Common Stock (99.0%) Value
Hong Kong (2.2%) - continued
48,000 Henderson Land Development
Company, Ltd. $ 148,376
175,500 Hong Kong Exchanges & Clearing,
Ltd. 7,399,436
30,000 Hysan Development Company, Ltd. 70,889
30,500 Sun Hung Kai Properties, Ltd. 382,977
52,000 Swire Pacific, Ltd. 434,680
Total 11,534,722
Ireland (0.1%)
2,061 Flutter Entertainment plc
b
409,934
Total 409,934
Israel (0.7%)
4,651 Azrieli Group, Ltd. 264,665
76,453 Bank Hapoalim BM 679,119
89,099 Bank Leumi Le-Israel BM 711,244
3,155 First International Bank of Israel,
Ltd. 133,370
181 Israel Corporation, Ltd. 56,437
14,408 Mizrahi Tefahot Bank, Ltd. 520,200
3,361 NICE, Ltd.
b
731,591
964 Nova, Ltd.
b
119,829
15,476 Plus500, Ltd. 299,109
Total 3,515,564
Italy (3.3%)
121,589 A2A SPA 231,988
8,112 Azimut Holding SPA 191,546
8,238 Banca Farmafactoring SPA
a
92,986
75,853 Banca Mediolanum SPA 737,061
131,342 Banca Monte dei Paschi di Siena
SPA
b
379,304
23,627 Banca Popolare di Sondrio SPA 114,137
3,854 Buzzi SPA 109,523
723,428 Enel SPA 4,988,203
1,108,645 Intesa Sanpaolo SPA 3,205,848
27,380 Iren SPA 55,486
94,138 Italgas SPA 554,649
26,051 Moncler SPA 1,880,204
4,061 Prysmian SPA 161,934
77,123 Recordati SPA 3,982,655
1,043 Reply SPA 112,996
17,350 UniCredit SPA 439,309
20,653 Unipol Gruppo SPA 114,990
Total 17,352,819
Japan (19.9%)
12,100 Advantest Corporation 1,673,550
11,000 AGC, Inc. 397,470
6,000 Ain Holdings, Inc. 213,335
14,700 Arcs Company, Ltd. 256,494
46,900 Astellas Pharma, Inc. 685,788
23,600 Benesse Holdings, Inc. 308,345
19,600 Chiyoda Company, Ltd. 138,324
6,100 Chugai Pharmaceutical Company,
Ltd. 181,544
14,300 Chugoku Electric Power Company,
Inc.
b
99,235
11,700 COMSYS Holdings Corporation 233,867
13,900 Dai Nippon Printing Company, Ltd. 395,121
26,500 Daiichi Sankyo Company, Ltd. 816,190
7,600 Daikin Industries, Ltd. 1,536,711
5,600 Daito Trust Construction Company,
Ltd. 602,384

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Japan (19.9%) - continued
81,500 Daiwa House Industry Company,
Ltd. $ 2,215,083
1,200 Denso Corporation 83,553
256,900 Eneos Holdings, Inc. 932,069
8,700 FANUC Corporation 266,154
2,500 Fast Retailing Company, Ltd. 626,282
3,100 Food & Life Companies, Ltd. 60,998
14,200 Fuji Soft, Inc. 473,121
19,300 FUJIFILM Holdings NPV 1,120,667
12,600 Fujitsu, Ltd. 1,631,572
1,500 Hamamatsu Photonics KK 72,272
3,100 Heiwa Corporation 52,510
14,200 Hitachi, Ltd. 929,596
54,600 Honda Motor Company, Ltd. 1,740,724
8,800 Hoya Corporation 1,024,843
6,100 Iida Group Holdings Company, Ltd. 107,009
43,700 Inaba Denki Sangyo Company, Ltd. 970,741
9,100 ITOCHU Corporation 368,052
40,700 ITOCHU Techno-Solutions
Corporation 1,031,507
131,800 Japan Post Holdings Company,
Ltd. 962,481
121,900 Japan Tobacco, Inc. 2,704,913
44,200 Kajima Corporation 698,469
32,700 Kawasaki Kisen Kaisha, Ltd. 986,057
108,400 KDDI Corporation 3,190,396
6,900 Keyence Corporation 3,096,321
47,900 Kinden Corporation 660,619
15,800 Komatsu, Ltd. 442,628
2,600 Kumagai Gumi Company, Ltd. 58,886
44,000 Kyoei Steel, Ltd. 662,252
13,900 Kyowa Hakko Kirin Company, Ltd. 265,430
3,900 Lintec Corporation 64,365
2,300 Management Solutions Company,
Ltd. 65,939
4,800 Marubeni Corporation 84,984
74,200 Mazda Motor Corporation 736,101
7,900 McDonald's Holdings Company
(Japan), Ltd. 310,969
14,900 MEITEC Corporation 271,632
7,400 Ministop Company, Ltd. 76,659
6,600 MISUMI Group, Inc. 120,741
24,800 Mitsubishi Corporation 1,268,928
349,200 Mitsubishi HC Capital, Inc. 2,310,088
271,300 Mitsubishi UFJ Financial Group,
Inc. 2,184,577
13,900 Mitsui & Company, Ltd. 542,518
49,000 Mizuho Financial Group, Inc. 831,303
24,700 Murata Manufacturing Company,
Ltd. 1,467,222
15,200 NGK Insulators, Ltd. 186,417
21,400 Nidec Corporation 1,278,115
62,500 Nintendo Company, Ltd. 2,827,173
63,600 Nippon Steel Corporation 1,453,666
61,700 Nippon Television Holdings, Inc. 585,927
31,200 Nippon Yusen Kabushiki Kaisha 758,976
250,400 Nissan Motor Company, Ltd. 1,103,049
14,400 Nitori Holdings Company, Ltd. 1,763,318
21,300 Nitto Kogyo Corporation 545,000
29,500 Nomura Research Institute, Ltd. 838,240
126,600 NTT Data Group Corporation 1,761,158
2,800 Oisix ra daichi, Inc.
b
46,031
81,500 Olympus Corporation 1,329,830
4,700 Ono Pharmaceutical Company, Ltd. 86,129
4,000 Oracle Corporation Japan 280,395
82,000 Oriental Land Company, Ltd. 3,144,990
Shares Common Stock (99.0%) Value
Japan (19.9%) - continued
37,500 ORIX Corporation $ 721,370
12,100 Otsuka Holdings Company, Ltd. 444,885
37,700 Pan Pacific International Holdings
Company 745,390
7,500 Rakus Company, Ltd. 127,316
57,800 Recruit Holdings Company, Ltd. 2,001,942
25,900 Renesas Electronics Corporation
b
499,711
1,300 Rohto Pharmaceutical Company,
Ltd. 27,709
2,200 Ryoyo Electro Corporation 54,641
100 Saizeriya Company, Ltd. 3,180
19,400 Sangetsu Company, Ltd. 356,140
2,200 Sawai Group Holdings Company,
Ltd. 54,796
31,800 Secom Company, Ltd. 2,133,936
25,400 Seino Holdings Company, Ltd. 399,759
41,000 Shin-Etsu Chemical Company, Ltd. 1,350,739
3,600 Shionogi & Company, Ltd. 150,869
2,700 SMC Corporation 1,410,920
61,900 SoftBank Group Corporation 3,148,385
13,200 Sohgo Security Services Company,
Ltd. 80,704
28,800 Sony Group Corporation 2,697,588
13,700 Sumitomo Corporation 293,905
47,600 Sumitomo Mitsui Financial Group,
Inc. 2,230,140
47,000 Sumitomo Mitsui Trust Holdings,
Inc. 1,828,380
700 Sysmex Corporation 47,400
3,600 Taikisha, Ltd. 107,190
17,100 Taiyo Holdings Company, Ltd. 320,018
4,300 Takara Standard Company, Ltd. 56,337
78,300 Takeda Pharmaceutical Company,
Ltd. 2,394,011
21,000 Terumo Corporation 687,731
22,600 TIS, Inc. 573,222
39,000 Toagosei Company, Ltd. 369,896
10,100 Tokio Marine Holdings, Inc. 232,249
20,000 Tokyo Electron, Ltd. 3,001,741
32,400 Toppan, Inc. 762,648
408,100 Toyota Motor Corporation 6,861,696
18,300 Tsubakimoto Chain Company 487,914
57,500 TV Asahi Holdings Corporation 725,553
6,900 Universal Entertainment
Corporation 124,817
7,900 Yakult Honsha Company, Ltd. 438,338
9,600 Yuasa Trading Company, Ltd. 307,499
15,600 Zensho Holdings Company, Ltd. 831,266
40,400 ZOZO, Inc. 788,690
Total 103,178,624
Jersey (0.5%)
173,734 Glencore plc 1,056,553
465,926 Man Group plc 1,428,341
19,640 WPP plc 214,444
Total 2,699,338
Luxembourg (0.9%)
31,839 ArcelorMittal SA 920,845
196,859 Aroundtown SA
b
305,845
87,109 B&M European Value Retail SA 618,728
80,572 Tenaris SA ADR 2,698,356
Total 4,543,774

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Netherlands (7.2%)
7,068 Aalberts NV $ 318,942
29,584 ABN AMRO Group NV
a
503,025
2,631 ASM International NV 1,249,942
14,562 ASML Holding NV 10,430,356
21,471 Euronext NV
a
1,634,245
14,166 Ferrari NV 4,541,451
28,309 ForFarmers NV 88,854
592 Heineken Holding NV 48,530
12,579 Heineken NV 1,231,257
1,379 IMCD NV 208,960
146,832 Koninklijke Ahold Delhaize NV 5,061,121
13,018 Koninklijke Vopak NV 490,805
1,052,485 MFE-MediaForEurope NV 557,082
27,564 QIAGEN NV
b
1,293,351
169,615 Stellantis NV 3,480,157
67,390 STMicroelectronics NV 3,604,463
2,150 Technip Energies NV 49,003
44,673 Unilever plc 2,404,662
Total 37,196,206
New Zealand (0.1%)
54,392 Contact Energy, Ltd. 280,855
1,793 Xero, Ltd.
b
147,387
Total 428,242
Norway (1.5%)
131,792 DNB Bank ASA 2,715,902
77,017 Equinor ASA 2,355,833
10,325 Leroy Seafood Group ASA 42,957
15,843 Norsk Hydro ASA 103,763
62,825 Yara International ASA 2,565,899
Total 7,784,354
Singapore (0.9%)
160,200 DBS Group Holdings, Ltd. 4,132,686
40,000 Singapore Exchange, Ltd. 292,392
50,459 Wing Tai Holdings, Ltd. 54,258
Total 4,479,336
Spain (3.6%)
102,052 Acerinox SA 1,074,349
3,386 Aena SME SA
a
540,720
14,683 Amadeus IT Holding SA 1,053,306
407,899 Banco Bilbao Vizcaya Argentaria
SA 3,233,177
628,922 Banco Santander SA 2,548,581
234,784 CaixaBank SA 949,753
52,131 Cia de Distribucion Integral Logista
Holdings SA 1,450,556
3,029 Endesa SA 64,920
117,100 Iberdrola SA 1,461,594
111,567 Industria de Diseno Textil SA 4,270,562
2,332 Redeia Corporacion SA 39,005
110,953 Repsol SA 1,693,974
994 Vidrala SA 101,201
Total 18,481,698
Sweden (2.2%)
34,888 AB Industrivarden, Class A 990,713
42,008 AB Industrivarden, Class C 1,190,120
134,531 Assa Abloy AB 3,234,514
13,589 Atlas Copco AB, Class A 193,044
10,655 Atlas Copco AB, Class B 131,578
2,799 Epiroc AB, Class A 55,884
Shares Common Stock (99.0%) Value
Sweden (2.2%) - continued
9,822 Epiroc AB, Class B $ 166,867
15,390 Fastighets AB Balder
b
71,817
112,261 Granges AB 1,146,623
15,091 Hexagon AB 146,320
59,164 Hexpol AB 641,841
6,587 Indutrade AB 138,237
2,549 L E Lundbergforetagen AB 112,333
4,240 Lifco AB 85,486
6,918 Nyfosa AB 43,887
246,643 SSAB AB, Class A 1,565,060
116,193 SSAB AB, Class B 710,863
7,065 Svolder AB 40,008
7,755 Swedbank AB 142,240
28,883 Telefonaktiebolaget LM Ericsson 145,295
2,356 Trelleborg AB 62,723
17,232 Volvo AB, Class B 380,114
Total 11,395,567
Switzerland (7.4%)
3,885 Baloise Holding AG 601,355
165 Bucher Industries AG 73,526
5,829 Coca-Cola HBC AG 171,507
19,174 Compagnie Financiere Richemont
SA 3,087,645
4,528 Galenica AG
a
364,414
20,795 Holcim, Ltd. 1,449,348
462 Julius Baer Group, Ltd. 32,722
65,266 Nestle SA 7,996,339
121,154 Novartis AG 12,684,487
1,247 Partners Group Holding AG 1,399,925
15,570 PSP Swiss Property AG 1,834,770
108 Roche Holding AG, Bearer Shares 35,809
7,847 Roche Holding AG, Participation
Certificates 2,432,974
770 Schindler Holding AG 178,534
8,729 Schindler Holding AG, Participation
Certificates 2,119,548
8,574 Sika AG 2,668,552
2,619 Tecan Group AG 1,042,182
5,321 Temenos AG 457,621
698 Vontobel Holding AG 47,022
Total 38,678,280
United Kingdom (12.1%)
12,715 3i Group plc 322,595
53,322 AstraZeneca plc 7,661,113
368,758 Auto Trader Group plc
a
3,058,326
23,583 BAE Systems plc 282,031
18,837 Balfour Beatty plc 84,466
351,750 Barclays plc 697,983
661,673 BP plc 4,105,322
1,951 British American Tobacco plc 65,609
15,517 Bunzl plc 575,184
12,749 Coca-Cola European Partners plc 808,159
61,293 Compass Group plc 1,594,702
101,399 Diageo plc 4,425,288
41,754 Evraz plc
b,c
5
115,651 GSK plc 2,058,725
108,155 Halma plc 3,105,989
726,278 HSBC Holdings plc 6,032,774
14,600 IG Group Holdings plc 132,664
82,631 Imperial Brands plc 1,952,196
41,599 InterContinental Hotels Group plc 3,074,469
7,308 Lancashire Holdings, Ltd. 55,935
130,200 Moneysupermarket.com Group plc 458,501

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
United Kingdom (12.1%) - continued
10,939 Next plc $ 989,334
20,026 PageGroup plc 114,673
10,164 Paragon Banking Group plc 68,872
31,611 Redde Northgate plc 139,554
136,656 RELX plc 4,599,400
57,723 Rightmove plc 422,936
73,934 Rio Tinto plc 4,886,879
66,143 Sage Group plc 795,607
267,377 Shell plc 8,103,609
5,988 Spirax-Sarco Engineering plc 855,206
29,750 Standard Chartered plc 285,766
158,881 Tesco plc 526,226
11,781 TORM plc 289,971
3,818 Whitbread plc 171,509
Total 62,801,578
Total Common Stock
(cost $441,700,612) 513,976,160
Shares Preferred Stock ( <0.1% )
Germany (0.1%)
1,992 Bayerische Motoren Werke AG 223,805
3,595 Volkswagen AG 476,252
Total 700,057
Total Preferred Stock
(cost $607,602) 700,057
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
100,000 5.100%,  8/16/2023
d,e
99,789
100,000 5.160%,  9/19/2023
d,e
99,309
Thrivent Core Short-Term Reserve
Fund
149,593 5.550% 1,495,929
Total Short-Term Investments
(cost $1,695,015) 1,695,027
Total Investments (cost
$444,003,229) 99.4% $516,371,244
Other Assets and Liabilities,
Net 0.6% 2,952,646
Total Net Assets 100.0% $519,323,890
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $6,938,536 or 1.3% of
total net assets.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,363,044 – 21,363,044 –
Consumer Discretionary 67,619,863 – 67,619,863 –
Consumer Staples 32,937,095 808,159 32,128,936 –
Energy 30,043,824 2,698,356 27,345,468 –
Financials 93,146,156 – 93,146,156 –
Health Care 71,551,017 491,336 71,059,681 –
Industrials 73,704,622 – 73,704,622 –
Information Technology 51,980,019 2,035,104 49,944,915 –
Materials 47,032,698 188,277 46,844,416 5
Real Estate 8,701,291 – 8,701,291 –
Utilities 15,896,531 – 15,896,531 –
Preferred Stock
Consumer Discretionary 700,057 – 700,057 –
Short-Term Investments 199,098 – 199,098 –
Subtotal Investments in Securities $514,875,315 $6,221,232 $508,654,078 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,495,929
Subtotal Other Investments $1,495,929
Total Investments at Value $516,371,244
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 164,496 164,496 – –
Total Asset Derivatives $164,496 $164,496 $– $–
The following table presents International Equity Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $199,098 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 42 September 2023 $ 4,467,684 $ 164,496
Total Futures Long Contracts $ 4,467,684 $ 164,496
Total Futures Contracts $ 4,467,684 $164,496

International Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $1,206 $ 47,107 $46,817 $1,496 150 0.3%
Total Affiliated Short-Term Investments 1,206 1,496 0.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,639 38,334 41,973 – – –
Total Collateral Held for Securities Loaned 3,639 – –
Total Value $4,845 $1,496
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $68
Total Income/Non Income Cash from Affiliated Investments $68
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 89
Total Affiliated Income from Securities Loaned, Net $89
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99 .7% ) Value
Communications Services (6.3%)
18,319 Alphabet, Inc., Class A
a
$ 2,431,298
25,833 Alphabet, Inc., Class C
a
3,438,631
8,540 Charter Communications, Inc.
a
3,460,322
326,598 Comcast Corporation 14,781,825
75,107 Electronic Arts, Inc. 10,240,839
11,855 Liberty Global plc, Class C
a
234,255
35,766 T-Mobile US, Inc.
a
4,927,482
697,421 Verizon Communications, Inc. 23,768,108
Total 63,282,760
Consumer Discretionary (4.8%)
26,629 Choice Hotels International, Inc.
b
3,481,742
17,382 Home Depot, Inc. 5,802,807
62,494 McDonald's Corporation 18,323,241
16,247 O'Reilly Automotive, Inc.
a
15,041,310
11,749 Ulta Beauty, Inc.
a
5,225,955
Total 47,875,055
Consumer Staples (14.2%)
88,491 Altria Group, Inc. 4,019,261
44,914 Church & Dwight Company, Inc. 4,296,922
33,992 Clorox Company 5,149,108
118,630 Coca-Cola Company 7,346,756
175,887 Colgate-Palmolive Company 13,413,143
3,299 Flowers Foods, Inc. 81,518
15,389 Hershey Company 3,559,630
307,992 Hormel Foods Corporation 12,590,713
206,630 Kellogg Company 13,821,481
146,601 Keurig Dr. Pepper, Inc. 4,985,900
88,594 Kimberly-Clark Corporation 11,437,485
190,863 Kraft Heinz Company 6,905,423
120,711 Kroger Company 5,871,383
256,980 Mondelez International, Inc. 19,049,927
70,775 PepsiCo, Inc. 13,267,482
16,953 Post Holdings, Inc.
a
1,446,091
80,015 Procter & Gamble Company 12,506,345
14,257 Walmart, Inc. 2,279,124
Total 142,027,692
Energy (1.5%)
93,689 Cheniere Energy, Inc. 15,164,502
Total 15,164,502
Financials (11.1%)
5,102 AMERISAFE, Inc. 265,916
7,523 Arthur J. Gallagher & Company 1,615,940
6,093 Banner Corporation 290,088
44,307 Berkshire Hathaway, Inc.
a
15,594,292
85,266 Cboe Global Markets, Inc. 11,909,955
17,462 Central Pacific Financial
Corporation 318,507
44,100 Chubb, Ltd. 9,014,481
8,634 Citigroup, Inc. 411,496
20,968 Citizens Financial Group, Inc. 676,428
75,298 CME Group, Inc. 14,981,290
15,548 Employers Holdings, Inc. 600,619
11,141 Erie Indemnity Company 2,472,856
3,500 Financial Institutions, Inc. 67,130
206,862 First Horizon Corporation 2,819,529
55,926 Fiserv, Inc.
a
7,058,420
13,105 Global Payments, Inc. 1,444,826
11,744 Hanmi Financial Corporation 223,136
132,353 Hartford Financial Services Group,
Inc. 9,513,534
44,054 Loews Corporation 2,759,983
Shares Common Stock (99.7%) Value
Financials (11.1%) - continued
13,453 Marsh & McLennan Companies,
Inc. $ 2,534,814
34,041 Mastercard, Inc. 13,421,686
33,038 Mr. Cooper Group, Inc.
a
1,915,213
80,880 PayPal Holdings, Inc.
a
6,132,322
12,205 Progressive Corporation 1,537,586
3,103 Visa, Inc. 737,676
53,208 W.R. Berkley Corporation 3,282,402
Total 111,600,125
Health Care (19.3%)
114,180 Abbott Laboratories 12,711,659
75,289 AbbVie, Inc. 11,261,729
29,288 Amgen, Inc. 6,857,785
117,722 Baxter International, Inc. 5,324,566
23,420 Biogen, Inc.
a
6,327,850
24,592 Boston Scientific Corporation
a
1,275,095
274,027 Bristol-Myers Squibb Company 17,041,739
120,768 Centene Corporation
a
8,223,093
11,648 Danaher Corporation 2,970,939
26,252 Eli Lilly & Company 11,932,847
168,027 Gilead Sciences, Inc. 12,793,576
45,344 Hologic, Inc.
a
3,601,220
124,597 Johnson & Johnson 20,873,735
194,285 Merck & Company, Inc. 20,720,495
41,322 Pfizer, Inc. 1,490,071
5,016 Regeneron Pharmaceuticals, Inc.
a
3,721,421
23,331 ResMed, Inc. 5,187,648
2,560 Thermo Fisher Scientific, Inc. 1,404,570
22,067 UnitedHealth Group, Inc. 11,174,067
55,387 Vertex Pharmaceuticals, Inc.
a
19,515,056
367,901 Viatris, Inc. 3,873,997
20,120 Waters Corporation
a
5,557,345
Total 193,840,503
Industrials (12.4%)
22,706 Acuity Brands, Inc. 3,751,940
70,559 Automatic Data Processing, Inc. 17,446,418
54,952 Copart, Inc.
a
4,857,207
181,699 CSX Corporation 6,054,211
32,031 Cummins, Inc. 8,353,685
1,969 Expeditors International of
Washington, Inc. 250,654
17,099 IDEX Corporation 3,861,125
8,548 L3Harris Technologies, Inc. 1,619,761
27,601 Lockheed Martin Corporation 12,320,258
29,065 MSC Industrial Direct Company,
Inc. 2,933,240
20,755 Northrop Grumman Corporation 9,235,975
72,088 Paychex, Inc. 9,044,881
121,753 Pentair plc 8,461,834
47,801 Republic Services, Inc. 7,223,209
4,365 Wabash National Corporation 103,363
36,566 Waste Connections, Inc. 5,162,022
143,084 Waste Management, Inc. 23,435,728
Total 124,115,511
Information Technology (20.5%)
16,453 Accenture plc 5,204,907
16,989 Adobe, Inc.
a
9,278,882
53,277 Amphenol Corporation 4,704,892
63,269 Apple, Inc. 12,429,195
33,187 Arista Networks, Inc.
a
5,146,972
11,928 Cadence Design Systems, Inc.
a
2,791,271
501,005 Cisco Systems, Inc. 26,072,300

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Information Technology (20.5%) - continued
29,867 Fortinet, Inc.
a
$ 2,321,263
54,185 Gen Digital, Inc. 1,053,898
40,633 International Business Machines
Corporation 5,858,466
328,085 Juniper Networks, Inc. 9,120,763
85,885 Keysight Technologies, Inc.
a
13,834,356
52,681 Microsoft Corporation 17,696,601
36,438 Motorola Solutions, Inc. 10,444,224
30,917 NetScout Systems, Inc.
a
864,130
56,650 Oracle Corporation 6,641,079
7,768 QUALCOMM, Inc. 1,026,697
26,672 Roper Industries, Inc. 13,150,630
37,569 Salesforce, Inc.
a
8,453,401
116,608 Texas Instruments, Inc. 20,989,440
61,123 VeriSign, Inc.
a
12,893,897
98,548 VMware, Inc.
a
15,534,121
Total 205,511,385
Materials (1.5%)
352,247 Newmont Corporation 15,118,441
Total 15,118,441
Real Estate (0.9%)
3,297 Equity Residential 217,404
30,911 Public Storage 8,709,175
Total 8,926,579
Utilities (7.2%)
151,224 American Electric Power
Company, Inc. 12,814,722
37,049 Avista Corporation 1,431,573
4,937 Consolidated Edison, Inc. 468,324
53,088 Dominion Energy, Inc. 2,842,862
243,750 Duke Energy Corporation 22,819,875
58,836 Edison International 4,233,838
146,857 Evergy, Inc. 8,807,014
310,283 NiSource, Inc. 8,638,279
37,344 NorthWestern Corporation 2,108,816
56,705 OGE Energy Corporation 2,049,886
18,412 Pinnacle West Capital Corporation 1,524,882
84,571 Portland General Electric
Company 4,031,500
12,525 Southern Company 906,058
Total 72,677,629
Total Common Stock
(cost $879,983,042) 1,000,140,182
Shares
Collateral Held for Securities
Loaned ( 0 .3% ) Value
3,313,800 Thrivent Cash Management Trust 3,313,800
Total Collateral Held for
Securities Loaned
(cost $3,313,800) 3,313,800
Shares Short-Term Investments ( 0 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
253,554 5.550% $ 2,535,539
Total Short-Term Investments
(cost $2,535,539) 2,535,539
Total Investments (cost
$885,832,381) 100.3% $ 1,005,989,521
Other Assets and Liabilities, Net
(0.3%) (2,923,901)
Total Net Assets 100.0% $ 1,003,065,620
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 3,294,900
Total lending $3,294,900
Gross amount payable upon return of
collateral for securities loaned $3,313,800
Net amounts due to counterparty $18,900

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 63,282,760 63,282,760 – –
Consumer Discretionary 47,875,055 47,875,055 – –
Consumer Staples 142,027,692 142,027,692 – –
Energy 15,164,502 15,164,502 – –
Financials 111,600,125 111,600,125 – –
Health Care 193,840,503 193,840,503 – –
Industrials 124,115,511 124,115,511 – –
Information Technology 205,511,385 205,511,385 – –
Materials 15,118,441 15,118,441 – –
Real Estate 8,926,579 8,926,579 – –
Utilities 72,677,629 72,677,629 – –
Subtotal Investments in Securities $ 1,000,140,182 $ 1,000,140,182 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 2,535,539
Collateral Held for Securities Loaned 3,313,800
Subtotal Other Investments $ 5,849,339
Total Investments at Value $ 1,005,989,521
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $ 1,086 $ 22,602 $ 21,152 $ 2,536 254 0.3%
Total Affiliated Short-Term Investments 1,086 2,536 0.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 9,590 6,276 3,314 3,314 0.3
Total Collateral Held for Securities Loaned – 3,314 0.3
Total Value $ 1,086 $ 5,850
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $ – $84
Total Income/Non Income Cash from Affiliated Investments $84
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (2.3%)
405,958 Imax Corporation
a
$ 7,473,687
411,982 Warner Brothers Discovery, Inc.
a
5,384,604
Total 12,858,291
Consumer Discretionary (11.0%)
43,953 Aptiv plc
a
4,812,414
174,520 Cedar Fair, LP 6,797,554
194,825 Cheesecake Factory, Inc. 7,165,663
64,336 D.R. Horton, Inc. 8,171,959
200,732 eBay, Inc. 8,934,581
65,023 Lear Corporation 10,062,959
130,927 PUMA SE 8,848,254
158,225 Tapestry, Inc. 6,827,409
Total 61,620,793
Consumer Staples (5.9%)
59,330 Dollar Tree, Inc.
a
9,156,399
57,848 Lamb Weston Holdings, Inc. 5,994,788
97,685 Sysco Corporation 7,454,342
244,380 US Foods Holding Corporation
a
10,442,358
Total 33,047,887
Energy (7.2%)
352,621 Enterprise Products Partners, LP 9,347,983
78,328 Helmerich & Payne, Inc. 3,506,745
42,913 Marathon Petroleum Corporation 5,708,287
194,304 Noble Corporation plc
a
10,156,270
50,987 Pioneer Natural Resources
Company 11,506,236
Total 40,225,521
Financials (18.8%)
78,271 Allstate Corporation 8,819,576
40,828 Capital One Financial Corporation 4,777,693
350,274 Carlyle Group, Inc. 12,487,268
39,627 Cboe Global Markets, Inc. 5,535,099
94,326 Comerica, Inc. 5,089,831
436,346 Eastern Bankshares, Inc. 6,161,206
283,087 Equitable Holdings, Inc. 8,121,766
104,971 Fidelity National Information
Services, Inc. 6,338,149
64,644 M&T Bank Corporation 9,041,110
35,768 Raymond James Financial, Inc. 3,936,984
43,165 Selective Insurance Group, Inc. 4,454,196
163,781 Synovus Financial Corporation 5,552,176
108,017 Texas Capital Bancshares, Inc.
a
6,896,886
124,536 Voya Financial, Inc. 9,248,043
102,448 Wintrust Financial Corporation 8,642,513
Total 105,102,496
Health Care (7.2%)
341,219 Avantor, Inc.
a
7,018,875
213,497 Baxter International, Inc. 9,656,469
67,716 Cardinal Health, Inc. 6,193,983
51,340 Laboratory Corporation of America
Holdings 10,983,166
46,346 Universal Health Services, Inc. 6,440,240
Total 40,292,733
Industrials (16.6%)
55,257 AGCO Corporation 7,354,707
280,833 Barnes Group, Inc. 11,036,737
70,931 Booz Allen Hamilton Holding
Corporation 8,588,325
Shares Common Stock (98.1%) Value
Industrials (16.6%) - continued
24,448 Carlisle Companies, Inc. $ 6,776,986
287,516 Flowserve Corporation 10,856,604
60,941 General Dynamics Corporation 13,625,189
66,458 JB Hunt Transport Services, Inc. 13,553,444
285,011 Sensata Technologies Holding plc 12,041,715
255,488 Southwest Airlines Company 8,727,470
Total 92,561,177
Information Technology (8.8%)
99,782 CommVault Systems, Inc.
a
7,776,011
48,233 Jabil, Inc. 5,337,946
173,814 Juniper Networks, Inc. 4,832,029
256,499 Knowles Corporation
a
4,686,237
88,869 MKS Instruments, Inc. 9,701,829
38,911 ON Semiconductor Corporation
a
4,192,660
52,880 PTC, Inc.
a
7,710,433
109,361 Western Digital Corporation
a
4,654,404
Total 48,891,549
Materials (8.3%)
197,442 Alcoa Corporation 7,145,426
190,911 Axalta Coating Systems, Ltd.
a
6,109,152
177,895 Berry Plastics Group, Inc. 11,664,575
97,091 Celanese Corporation 12,174,241
113,803 CF Industries Holdings, Inc. 9,340,950
Total 46,434,344
Real Estate (6.8%)
29,555 AvalonBay Communities, Inc. 5,575,551
83,333 CBRE Group, Inc.
a
6,942,472
426,665 Healthcare Realty Trust, Inc. 8,332,767
536,699 Host Hotels & Resorts, Inc. 9,875,262
368,076 Kimco Realty Corporation 7,457,220
Total 38,183,272
Utilities (5.2%)
87,276 Alliant Energy Corporation 4,690,212
94,366 Constellation Energy Corporation 9,120,474
53,400 DTE Energy Company 6,103,620
333,901 NiSource, Inc. 9,295,804
Total 29,210,110
Total Common Stock
(cost $495,425,511) 548,428,173
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
986,390 5.550% 9,863,899
Total Short-Term Investments
(cost $9,863,899) 9,863,899
Total Investments (cost
$505,289,410) 99.9% $558,292,072
Other Assets and Liabilities, Net
0.1% 508,920
Total Net Assets 100.0% $558,800,992
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,858,291 12,858,291 – –
Consumer Discretionary 61,620,793 52,772,539 8,848,254 –
Consumer Staples 33,047,887 33,047,887 – –
Energy 40,225,521 40,225,521 – –
Financials 105,102,496 105,102,496 – –
Health Care 40,292,733 40,292,733 – –
Industrials 92,561,177 92,561,177 – –
Information Technology 48,891,549 48,891,549 – –
Materials 46,434,344 46,434,344 – –
Real Estate 38,183,272 38,183,272 – –
Utilities 29,210,110 29,210,110 – –
Subtotal Investments in Securities $ 548,428,173 $539,579,919 $8,848,254 $–
Other Investments  * Total
Affiliated Short-Term Investments 9,863,899
Subtotal Other Investments $9,863,899
Total Investments at Value $558,292,072
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2023
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $118,070 $108,206 $9,864 986 1.8%
Total Affiliated Short-Term Investments – 9,864 1.8
Total Value $– $9,864
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2023
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $105
Total Income/Non Income Cash from Affiliated Investments $105
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.3% )
a
Value
Dext ABS, LLC
$ 6,537,859
5.680% ,4/15/2024, Ser.
2023-1
b
$ 6,530,651
Enterprise Fleet Financing, LLC
2,416,410
5.148% ,11/20/2023, Ser.
2022-4
b
2,415,357
4,275,060
5.330% ,3/20/2024, Ser.
2023-1
b
4,270,909
Westlake Automobile Receivables
Trust
1,633,748
5.046% ,1/16/2024, Ser.
2023-1A
b
1,633,143
Total 14,850,060
Principal
Amount Basic Materials ( 3.9% )
a
Value
BASF SE
25,000,000 5.540% ,10/25/2023
b
24,672,663
EIDP, Inc.
25,000,000 5.570% ,9/5/2023
b
24,862,350
Nutrien, Ltd.
23,000,000 5.520% ,8/1/2023
b
22,996,486
19,250,000 5.500% ,8/3/2023
b
19,241,177
20,300,000 5.470% ,8/10/2023
b
20,268,986
10,000,000 5.420% ,8/11/2023
b
9,983,194
10,000,000 5.500% ,8/21/2023
b
9,967,917
25,000,000 5.500% ,8/22/2023
b
24,915,911
17,450,000 5.480% ,8/23/2023
b
17,388,582
Total 174,297,266
Principal
Amount Capital Goods ( 5.3% )
a
Value
Amcor Finance USA, Inc.
25,000,000 5.460% ,8/4/2023
b,c
24,984,595
Amcor Flexibles North America,
Inc.
25,000,000 5.460% ,8/7/2023
b,c
24,973,361
25,000,000 5.530% ,8/11/2023
b,c
24,957,680
25,000,000 5.550% ,8/25/2023
b,c
24,902,465
John Deere Canada, ULC
25,000,000 5.370% ,8/18/2023
b,c
24,933,825
Parker-Hannifin Corporation
25,000,000 5.520% ,8/23/2023
b
24,912,472
25,000,000 5.520% ,8/24/2023
b
24,908,583
Siemens
Financieringsmaatschappij NV
25,000,000
5.632% (SOFRRATE +
0.430%),3/11/2024
b,d
25,036,250
Waste Management, Inc.
10,000,000 5.400% ,8/2/2023
b,c
9,996,967
25,000,000 5.440% ,8/8/2023
b,c
24,969,667
Total 234,575,865
Principal
Amount Consumer Cyclical ( 6.9% )
a
Value
American Honda Finance
Corporation
7,250,000 5.510% ,8/21/2023
c
7,227,036
10,035,000 5.490% ,8/28/2023
c
9,992,072
50,000,000 5.580% ,9/6/2023
c
49,716,436
22,500,000 5.587% ,9/18/2023
c
22,330,736
Hyundai Capital America
15,200,000 5.400% ,8/14/2023
b,c
15,167,749
24,750,000 5.400% ,8/15/2023
b,c
24,693,694
10,039,000 1.250% ,9/18/2023
b
9,977,251
Principal
Amount Consumer Cyclical (6.9%)
a
Value
Toyota Credit Canada, Inc.
$ 20,000,000 5.130% ,8/4/2023
c
$ 19,988,087
25,000,000 5.140% ,8/23/2023
c
24,914,005
Toyota Credit de Puerto Rico
Corporation
15,000,000 5.450% ,10/30/2023 14,794,757
10,000,000 5.520% ,11/10/2023 9,845,668
Toyota Motor Credit Corporation
10,000,000
6.060% (SOFRRATE +
0.750%),12/11/2023
d
10,016,210
VW Credit, Inc.
10,000,000 5.400% ,8/11/2023
b,c
9,983,317
25,000,000 5.440% ,8/17/2023
b,c
24,935,542
25,000,000 5.460% ,8/25/2023
b,c
24,904,739
25,000,000 5.520% ,9/5/2023
b,c
24,861,750
Total 303,349,049
Principal
Amount Consumer Non-Cyclical ( 7.1% )
a
Value
Anheuser-Busch InBev Worldwide,
Inc.
25,000,000 5.470% ,8/14/2023
b,c
24,946,790
GlaxoSmithKline, LLC
25,000,000 5.350% ,9/25/2023
b,c
24,791,050
Medtronic Global Holdings SCA
10,000,000 5.330% ,8/3/2023
b,c
9,995,409
Proctor & Gamble Company
25,000,000 5.050% ,9/15/2023
b
24,835,454
Reckitt Benckiser Treasury Services
plc
35,000,000 5.400% ,8/14/2023
b,c
34,926,282
25,000,000 5.420% ,8/21/2023
b,c
24,920,929
3,500,000 5.430% ,8/30/2023
b,c
3,483,813
15,000,000 5.410% ,8/31/2023
b,c
14,928,209
Roche Holdings, Inc.
25,000,000
5.532% (SOFRRATE +
0.330%),9/11/2023
b,d
24,997,975
Stanley Black & Decker, Inc.
37,500,000 5.433% ,8/1/2023
b
37,494,291
5,705,000 5.450% ,8/2/2023
b
5,703,262
25,000,000 5.450% ,8/4/2023
b
24,984,761
25,000,000 5.500% ,8/30/2023
b
24,884,792
Thermo Fisher Scientific, Inc.
25,000,000 5.520% ,8/18/2023
b
24,931,750
8,729,000 5.553% ,8/21/2023
b
8,701,198
Total 314,525,965
Principal
Amount Energy ( 1.8% )
a
Value
BP Capital Markets plc
9,600,000 5.360% ,8/3/2023
b,c
9,595,672
25,000,000 5.380% ,8/7/2023
b,c
24,973,702
Chevron USA, Inc.
25,000,000
5.539% (LIBOR 3M +
0.200%),8/11/2023
d
25,001,553
Schlumberger Investment SA
5,358,000 3.650% ,12/1/2023 5,320,285
Shell International Finance BV
5,375,000 0.375% ,9/15/2023 5,341,795
10,000,000
5.721% (LIBOR 3M +
0.400%),11/13/2023
d
10,008,256
Total 80,241,263

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials ( 37.2% )
a
Value
ANZ New Zealand International,
Ltd./London
$ 25,000,000 5.429% ,11/24/2023
b,c
$ 24,567,014
Bank of America NA
11,750,000 5.660% 0,11/20/2023
d
11,752,142
Bank of Montreal
6,978,000 0.400% ,9/15/2023 6,934,442
Bank of Montreal/Chicago, IL
10,000,000 5.440% ,9/19/2023 10,000,781
Bank of New York Mellon
Corporation
10,653,000 2.200% ,8/16/2023 10,638,200
4,105,000
5.588% (SOFRRATE +
0.260%),4/26/2024
d
4,097,814
Bank of Nova Scotia
10,735,000
5.768% (SOFRINDX +
0.550%),9/15/2023
d
10,737,976
10,000,000
5.770% (SOFRRATE +
0.470%),10/5/2023
b,d
10,004,464
CAFCO, LLC
25,000,000 5.120% ,9/18/2023
b,c
24,816,284
15,000,000 5.460% ,10/16/2023
b,c
14,825,691
Chariot Funding, LLC
25,000,000 5.420% ,9/8/2023
b
24,854,156
10,000,000 5.410% ,9/14/2023
b
9,932,562
25,000,000 5.460% ,9/29/2023
b
24,772,917
25,000,000 5.460% ,10/18/2023
b
24,700,678
25,000,000 5.450% ,10/23/2023
b
24,681,617
12,000,000 5.550% ,12/11/2023
b
11,753,374
Charles Schwab Corporation
7,221,000
5.722% (SOFRINDX +
0.500%),3/18/2024
d
7,206,089
Ciesco, LLC
25,000,000 5.250% ,9/18/2023
b,c
24,816,182
10,000,000 5.270% ,10/23/2023
b,c
9,872,787
Citibank NA
15,000,000
5.960% (SOFRRATE +
0.650%),6/17/2024
d
15,005,252
Citigroup Global Markets, Inc.
25,000,000
5.960% (SOFRRATE +
0.650%),9/21/2023
b,d
25,016,570
Cooperatieve Rabobank UA/NY
25,000,000
5.720% (SOFRRATE +
0.420%),10/27/2023
d
25,012,291
8,375,000
5.590% (SOFRINDX +
0.300%),1/12/2024
d
8,374,665
CRC Funding, LLC
25,000,000 5.240% ,9/8/2023
b,c
24,854,156
10,000,000 5.420% ,9/18/2023
b,c
9,926,405
Dealers Capital Access Trust, LLC
15,000,000 5.290% ,8/3/2023 14,993,325
8,810,000 5.320% ,8/4/2023 8,804,773
2,975,000 5.300% ,8/14/2023 2,968,815
10,000,000 5.300% ,8/15/2023 9,977,721
25,000,000 5.400% ,8/28/2023 24,895,817
Equifax, Inc.
25,000,000 5.400% ,8/1/2023
b
24,996,208
Erste Abwicklungsanstalt
25,000,000 5.040% ,8/18/2023
b
24,933,625
GTA Funding, LLC
25,000,000 5.350% ,9/20/2023
b
24,808,573
HSBC Bank plc
10,000,000
5.720% (SOFRRATE +
0.420%),1/26/2024
b,d
10,000,075
Principal
Amount Financials (37.2%)
a
Value
ING US Funding, LLC
$ 10,000,000
5.770% (SOFRRATE +
0.460%),9/29/2023
b,c,d
$ 10,006,450
15,000,000
5.780% (SOFRRATE +
0.470%),2/9/2024
b,c,d
15,000,487
Jupiter Securitization Company,
LLC
25,000,000 5.460% ,9/22/2023
b,c
24,800,956
25,000,000 5.500% ,12/21/2023
b,c
24,446,769
Lime Funding, LLC
25,000,000 5.360% ,8/16/2023
b
24,940,545
25,000,000 5.470% ,9/27/2023
b
24,781,010
Lloyds Bank plc
7,000,000 5.350% ,8/8/2023 6,991,738
8,030,000 5.410% ,9/20/2023 7,967,831
15,250,000 5.490% ,11/17/2023 14,992,351
Macquarie Bank, Ltd.
25,000,000 5.300% ,9/25/2023
b
24,788,833
20,000,000 5.485% ,10/17/2023
b
19,764,093
15,000,000 5.515% ,11/1/2023
b
14,788,735
MassMutual Global Funding II
9,924,000 0.480% ,8/28/2023
b
9,887,324
MetLife Short Term Funding, LLC
25,000,000
5.430% (SOFRRATE +
0.120%),8/25/2023
b,c,d
24,998,723
11,165,000 5.340% ,9/11/2023
b
11,094,921
Mitsubishi UFJ Trust & Banking
Corporation/NY
4,000,000 5.370% ,8/1/2023
b
3,999,415
Mizuho Bank, Ltd./New York, NY
10,000,000
5.770% (SOFRRATE +
0.460%),11/2/2023
d
10,004,357
MUFG Bank, Ltd./New York, NY
20,000,000 5.400% ,9/28/2023 19,825,884
Nederlandse Waterschapsbank NV
19,406,000 5.310% ,10/19/2023
b
19,176,017
New York Life Global Funding
10,118,000
5.674% (SOFRINDX +
0.360%),10/21/2023
b,d
10,118,554
11,804,000
5.638% (SOFRRATE +
0.310%),4/26/2024
b,d
11,802,172
Nordea Bank Abp
10,000,000 3.750% ,8/30/2023
b
9,984,099
10,000,000
5.680% (SOFRRATE +
0.380%),12/20/2023
b,d
10,001,933
Nordea Bank Abp/New York, NY
25,000,000
5.880% (SOFRRATE +
0.580%),8/31/2023
d
25,008,056
Old Line Funding, LLC
25,000,000
5.610% (SOFRRATE +
0.300%),9/22/2023
b,c,d
25,000,007
25,000,000 5.480% ,10/20/2023
b,c
24,693,100
25,000,000
5.660% (SOFRRATE +
0.450%),11/6/2023
b,c,d
25,003,533
25,000,000 5.530% ,11/28/2023
b,c
24,535,583
Pacific Life Short Term Funding,
LLC
25,000,000 5.210% ,8/7/2023
b
24,974,139
20,000,000 5.400% ,11/3/2023
b
19,712,308
Pricoa Global Funding I
13,000,000 3.450% ,9/1/2023
b
12,972,789
Pricoa Short Term Funding, LLC
25,000,000 5.580% ,1/16/2024
b
24,340,783
Protective Life Corporation
20,000,000 5.400% ,8/10/2023
b
19,969,094

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (37.2%)
a
Value
$ 25,000,000 5.450% ,8/17/2023
b
$ 24,934,255
25,000,000 5.500% ,8/24/2023
b
24,907,083
Protective Life Global Funding
15,000,000 0.631% ,10/13/2023
b
14,839,418
Royal Bank of Canada
15,913,000
6.190% (TSFR3M +
0.922%),10/5/2023
d
15,922,431
28,910,000
5.609% (SOFRINDX +
0.300%),1/19/2024
d
28,866,049
Royal Bank of Canada/New York,
NY
15,000,000
5.800% (SOFRRATE +
0.500%),10/4/2023
b,d
15,007,427
Skandinaviska Enskilda Banken AB
15,000,000
5.560% (SOFRRATE +
0.260%),8/25/2023
b,d
15,001,381
46,000,000 0.550% ,9/1/2023
b
45,793,920
21,378,000
5.816% (LIBOR 3M +
0.320%),9/1/2023
b,d
21,378,094
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
5.750% (SOFRRATE +
0.450%),1/3/2024
d
15,004,704
Suncorp-Metway, Ltd.
20,000,000 5.270% ,8/2/2023
b
19,993,744
25,000,000 5.440% ,9/27/2023
b
24,770,538
Svenska Handelsbanken AB
4,000,000 3.900% ,11/20/2023 3,977,257
Svenska Handelsbanken/New York,
NY
10,000,000
6.040% (SOFRRATE +
0.730%),8/3/2023
d
10,000,520
Swedbank Ab
10,000,000 5.500% ,11/1/2023 9,860,758
Thunder Bay Funding, LLC
25,000,000 5.500% ,11/28/2023
b,c
24,539,750
25,000,000
5.770% (SOFRRATE +
0.460%),1/11/2024
b,c,d
25,004,950
Toronto-Dominion Bank
15,000,000
5.560% (SOFRRATE +
0.260%),12/11/2023
b,d
14,997,930
6,915,000
5.539% (SOFRRATE +
0.355%),3/4/2024
d
6,905,632
Toronto-Dominion Bank/New York
15,000,000 5.830% 0,4/1/2024
d
15,000,958
Truist Bank
19,055,000
5.498% (SOFRRATE +
0.200%),1/17/2024
d
18,930,380
UDR, Inc.
25,000,000 5.580% ,8/28/2023
b,c
24,892,920
Victory Receivables Corporation
25,000,000 5.420% ,9/14/2023
b,c
24,831,094
Wells Fargo Bank NA
15,000,000
5.770% (SOFRRATE +
0.470%),11/6/2023
d
15,008,386
25,000,000
5.930% (SOFRRATE +
0.630%),4/5/2024
d
25,026,975
Westpac Banking Corporation
15,000,000
5.520% (SOFRRATE +
0.460%),11/10/2023
b,d
15,008,087
24,299,000
6.194% (TSFR3M +
1.032%),2/26/2024
d
24,342,501
Total 1,650,653,172
Principal
Amount Foreign ( 0.3% )
a
Value
Caisse des Depots et
Consignations
$ 15,000,000 5.315% ,9/26/2023
b
$ 14,872,581
Total 14,872,581
Principal
Amount Transportation ( 2.2% )
a
Value
Canadian National Railway
Company
14,400,000 5.260% ,8/9/2023
b,c
14,380,420
10,100,000 5.370% ,8/10/2023
b,c
10,084,727
25,000,000 5.360% ,8/24/2023
b,c
24,908,483
10,000,000 5.450% ,9/6/2023
b,c
9,943,092
Ryder System, Inc.
25,000,000 5.450% ,8/9/2023 24,965,875
15,000,000 5.500% ,8/24/2023 14,945,200
Total 99,227,797
Principal
Amount
U.S. Government & Agencies
( 11.3% )
a
Value
Federal Farm Credit Bank
25,000,000
5.360% (SOFRRATE +
0.060%),11/22/2023
d
25,001,730
11,000,000
5.450% (SOFRRATE +
0.150%),1/3/2025
d
10,997,091
15,000,000
5.430% (FEDL 1M +
0.100%),1/24/2025
d
14,999,202
50,000,000
5.480% (FEDL 1M +
0.150%),2/3/2025
d
49,996,176
5,000,000
5.460% (SOFRRATE +
0.160%),4/10/2025
d
5,001,503
5,000,000
5.460% (SOFRRATE +
0.160%),5/15/2025
d
4,997,531
Federal Home Loan Bank
10,000,000
5.410% (SOFRRATE +
0.110%),8/18/2023
d
10,000,349
10,000,000
5.320% (SOFRRATE +
0.020%),8/24/2023
d
10,002,529
25,000,000
5.420% (SOFRRATE +
0.120%),9/6/2023
d
25,002,311
10,000,000
5.325% (SOFRRATE +
0.025%),9/25/2023
d
10,000,167
15,000,000
5.340% (SOFRRATE +
0.040%),10/23/2023
d
15,001,607
40,000,000
5.380% (SOFRRATE +
0.080%),10/23/2023
d
40,007,925
50,000,000
5.360% (SOFRRATE +
0.060%),11/28/2023
d
50,012,400
10,000,000
5.390% (SOFRRATE +
0.090%),12/1/2023
d
10,003,587
3,330,000
5.370% (SOFRRATE +
0.070%),12/14/2023
d
3,330,389
25,000,000
5.380% (SOFRRATE +
0.080%),2/26/2024
d
24,999,914
23,000,000
5.420% (SOFRRATE +
0.120%),3/14/2024
d
23,004,335
25,000,000 5.400% ,3/27/2024 24,911,171
25,000,000
5.420% (SOFRRATE +
0.120%),5/28/2024
d
25,003,084
Federal Home Loan Bank Discount
Notes
5,000,000 5.290% ,9/22/2023 4,963,318

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(11.3%)
a
Value
U.S. International Development
Finance Corporation
$ 2,666,664
5.450% (T-BILL 3M +
FLAT),8/7/2023
d
$ 2,666,664
11,111,111
5.500% (T-BILL 3M +
FLAT),8/7/2023
d
11,111,110
11,431,623
5.500% (T-BILL 3M +
FLAT),8/7/2023
d
11,431,623
6,860,700
5.520% (T-BILL 3M +
FLAT),8/7/2023
d
6,860,700
8,876,923
5.650% (T-BILL 3M +
FLAT),8/7/2023
d
8,876,923
U.S. Treasury Bills
25,000,000 5.330% ,10/3/2023 24,770,969
U.S. Treasury Notes
50,000,000
5.378% (USBMMY 3M +
0.037%),7/31/2024
d
50,016,127
Total 502,970,435
Principal
Amount U.S. Municipals ( 0.1% )
a
Value
Los Angeles County Metropolitan
Transportation Auth.
5,000,000 5.450% ,9/13/2023
c
4,999,688
Total 4,999,688
Principal
Amount Utilities ( 24.4% )
a
Value
American Electric Power Company,
Inc.
25,000,000 5.440% ,8/4/2023
b
24,984,833
25,000,000 5.490% ,8/15/2023
b
24,943,125
25,000,000 5.450% ,8/17/2023
b
24,935,542
25,000,000 5.550% ,8/25/2023
b
24,904,739
Berkshire Hathaway Energy
Company
25,000,000 5.370% ,8/11/2023
b
24,958,292
25,000,000 5.400% ,8/14/2023
b
24,946,917
25,000,000 5.350% ,8/15/2023
b
24,943,125
CenterPoint Energy, Inc.
25,000,000 5.450% ,8/1/2023
b
24,996,236
25,000,000 5.500% ,8/2/2023
b
24,992,472
10,300,000 5.515% ,8/7/2023
b
10,289,145
15,000,000 5.510% ,8/10/2023
b
14,977,354
5,000,000 5.400% ,8/14/2023
b
4,989,393
15,000,000 5.470% ,9/6/2023
b
14,914,715
Consolidated Edison Company of
New York, Inc.
8,405,000 5.430% ,8/3/2023
b
8,401,176
25,000,000 5.300% ,8/7/2023
b
24,973,458
15,200,000 5.450% ,8/22/2023
b
15,149,245
DTE Electric Company
15,000,000 5.250% ,8/4/2023 14,990,400
Duke Energy Corporation
25,000,000 5.410% ,8/8/2023
b
24,969,667
23,000,000 5.380% ,8/9/2023
b
22,968,605
25,000,000 5.410% ,8/14/2023
b
24,946,917
Enbridge US, Inc.
15,000,000 5.450% ,8/3/2023
b,c
14,992,930
25,000,000 5.440% ,8/8/2023
b,c
24,968,639
16,800,000 5.460% ,8/14/2023
b,c
16,763,315
10,500,000 5.450% ,8/16/2023
b,c
10,473,815
25,000,000 5.500% ,8/23/2023
b,c
24,910,172
4,590,000 5.460% ,8/25/2023
b,c
4,572,042
Principal
Amount Utilities (24.4%)
a
Value
Eversource Energy
$ 23,000,000 5.400% ,8/8/2023
b
$ 22,971,832
Florida Power & Light Company
5,000,000
5.670% (SOFRINDX +
0.380%),1/12/2024
d
5,000,000
NextEra Energy Capital Holdings,
Inc.
20,030,000 5.420% ,8/1/2023
b,c
20,026,879
25,000,000 5.450% ,8/7/2023
b,c
24,972,729
25,000,000 5.450% ,8/8/2023
b,c
24,968,833
25,000,000 5.450% ,8/16/2023
b,c
24,937,667
25,000,000 5.450% ,8/17/2023
b,c
24,933,771
15,000,000 5.450% ,8/18/2023
b,c
14,957,925
5,000,000 5.470% ,8/22/2023
b,c
4,982,837
NiSource, Inc.
25,000,000 5.370% ,8/2/2023
b
24,992,417
25,000,000 5.420% ,8/8/2023
b
24,969,667
15,000,000 5.420% ,8/9/2023
b
14,979,525
10,000,000 5.400% ,8/17/2023
b
9,974,217
Southern Company
11,000,000 5.400% ,8/1/2023
b
10,998,332
25,000,000 5.400% ,8/4/2023
b
24,984,833
TransCanada PipeLine USA, Ltd.
13,050,000 5.550% ,8/25/2023
b,c
13,000,274
TransCanada PipeLines, Ltd.
25,000,000 5.500% ,8/2/2023
b
24,992,417
25,000,000 5.450% ,8/9/2023
b
24,965,875
25,000,000 5.630% ,8/23/2023
b
24,912,584
5,500,000 5.510% ,8/31/2023
b
5,473,847
11,450,000 5.500% ,9/19/2023
b
11,361,374
10,000,000 5.550% ,9/21/2023
b
9,919,328
Union Electric Company
41,500,000 5.400% ,8/1/2023 41,493,706
Virginia Electric and Power
Company
10,000,000 5.370% ,8/15/2023 9,977,012
25,000,000 5.450% ,9/7/2023 24,853,726
20,000,000 5.450% ,9/12/2023 19,867,369
25,000,000 5.460% ,9/13/2023 24,830,325
25,000,000 5.510% ,9/28/2023 24,771,457
WEC Energy Group, Inc.
25,000,000 5.430% ,8/9/2023
b
24,965,875
Xcel Energy, Inc.
14,000,000 5.400% ,8/3/2023
b
13,993,630
Total 1,080,886,532
Total Investments (cost
$4,475,963,094) 100.8% $4,475,449,673
Other Assets and Liabilities,
Net (0.8)% (36,940,389)
Total Net Assets 100.0% $4,438,509,284
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $3,102,250,713 or
69.9% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR3M - CME Term SOFR 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 14,850,060 – 14,850,060 –
Basic Materials 174,297,266 – 174,297,266 –
Capital Goods 234,575,865 – 234,575,865 –
Consumer Cyclical 303,349,049 – 303,349,049 –
Consumer Non-Cyclical 314,525,965 – 314,525,965 –
Energy 80,241,263 – 80,241,263 –
Financials 1,650,653,172 – 1,650,653,172 –
Foreign 14,872,581 – 14,872,581 –
Transportation 99,227,797 – 99,227,797 –
U.S. Government & Agencies 502,970,435 – 502,970,435 –
U.S. Municipals 4,999,688 – 4,999,688 –
Utilities 1,080,886,532 – 1,080,886,532 –
Total Investments at Value $4,475,449,673 $– $4,475,449,673 $–

Small Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.5% ) Value
Communications Services (1.1%)
90,373 Ziff Davis, Inc.
a
$ 6,553,850
Total 6,553,850
Consumer Discretionary (12.2%)
214,384 Cedar Fair, LP 8,350,257
261,643 Cheesecake Factory, Inc. 9,623,229
635,792 Everi Holdings, Inc.
a
9,435,153
91,056 Grand Canyon Education, Inc.
a
9,884,129
56,083 Lear Corporation 8,679,405
81,056 Meritage Homes Corporation 12,073,291
216,334 Tapestry, Inc. 9,334,812
34,841 Wyndham Hotels & Resorts, Inc. 2,714,811
Total 70,095,087
Consumer Staples (3.8%)
36,645 Casey's General Stores, Inc. 9,258,726
183,004 Pilgrim's Pride Corporation
a
4,533,009
550,232 Primo Water Corporation 7,796,787
Total 21,588,522
Energy (5.9%)
78,492 Helmerich & Payne, Inc. 3,514,087
388,467 Magnolia Oil & Gas Corporation 8,604,544
492,501 NOV, Inc. 9,889,420
641,149 TechnipFMC plc
a
11,758,673
Total 33,766,724
Financials (19.2%)
246,302 Ally Financial, Inc. 7,522,063
158,912 Banner Corporation 7,565,800
371,507 Cadence Bank 9,306,250
357,847 Columbia Banking System, Inc. 7,997,880
143,421 Essent Group, Ltd. 7,113,682
177,688 Federated Hermes, Inc. 6,011,185
649,694 First Commonwealth Financial
Corporation 9,381,581
50,283 Houlihan Lokey, Inc. 5,020,758
540,157 Old National Bancorp 9,198,874
71,204 RLI Corporation 9,499,326
159,033 Voya Financial, Inc. 11,809,791
169,050 Western Alliance Bancorp 8,782,147
126,849 Wintrust Financial Corporation 10,700,982
Total 109,910,319
Health Care (7.4%)
121,909 Enovis Corporation
a
7,789,985
229,218 Envista Holdings Corporation
a
7,887,392
73,941 Halozyme Therapeutics, Inc.
a
3,176,505
183,755 NuVasive, Inc.
a
7,572,544
273,714 POINT Biopharma Global, Inc.
a
2,447,003
130,778 Progyny, Inc.
a
5,461,289
93,092 QuidelOrtho Corporation
a
8,132,517
Total 42,467,235
Industrials (20.0%)
187,735 AAR Corporation
a
11,226,553
268,271 Air Lease Corporation 11,358,594
228,350 Barnes Group, Inc. 8,974,155
39,274 Curtiss-Wright Corporation 7,515,473
336,310 Dun & Bradstreet Holdings, Inc. 3,975,184
266,645 Fluor Corporation
a
8,260,662
124,385 Greenbrier Companies, Inc. 5,745,343
126,676 Kirby Corporation
a
10,321,560
70,204 ManpowerGroup, Inc. 5,537,691
Shares Common Stock (95.5%) Value
Industrials (20.0%) - continued
68,872 Moog, Inc. $ 7,261,864
80,619 RB Global, Inc. 5,198,313
146,000 Resources Connection, Inc. 2,333,080
345,014 Schneider National, Inc. 10,629,881
96,489 Timken Company 8,959,969
150,512 V2X, Inc.
a
7,745,348
Total 115,043,670
Information Technology (9.1%)
509,857 Celestica, Inc.
a
11,206,657
97,285 Ciena Corporation
a
4,105,427
74,010 FormFactor, Inc.
a
2,750,212
348,048 Knowles Corporation
a
6,358,837
105,630 MKS Instruments, Inc. 11,531,627
82,966 Plexus Corporation
a
8,171,321
561,002 TTM Technologies, Inc.
a
8,055,989
Total 52,180,070
Materials (9.2%)
47,678 AptarGroup, Inc. 5,790,970
149,179 Berry Plastics Group, Inc. 9,781,667
154,109 Carpenter Technology Corporation 9,224,965
144,773 Ingevity Corporation
a
9,268,367
281,527 Summit Materials, Inc.
a
10,185,647
629,521 Tronox Holdings plc 8,366,334
Total 52,617,950
Real Estate (5.2%)
99,014 Agree Realty Corporation 6,414,127
813,089 Cushman and Wakefield plc
a
7,992,665
415,926 Independence Realty Trust, Inc. 7,087,379
360,715 Plymouth Industrial REIT, Inc. 8,213,480
Total 29,707,651
Utilities (2.4%)
114,298 Black Hills Corporation 6,895,599
110,867 Spire, Inc. 7,047,815
Total 13,943,414
Total Common Stock
(cost $504,287,237) 547,874,492
Shares
Registered Investment
Companies ( 2.4% ) Value
U.S. Unaffiliated  (2.4%)
91,547 iShares Russell 2000 Value Index
Fund 13,845,568
Total 13,845,568
Total Registered Investment
Companies (cost $12,656,515) 13,845,568
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
1,035,313 5.550% 10,353,129
Total Short-Term Investments
(cost $10,353,129) 10,353,129
Total Investments (cost
$527,296,881) 99.7% $572,073,189
Other Assets and Liabilities, Net
0.3% 1,653,609
Total Net Assets 100.0% $573,726,798

Small Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,553,850 6,553,850 – –
Consumer Discretionary 70,095,087 70,095,087 – –
Consumer Staples 21,588,522 21,588,522 – –
Energy 33,766,724 33,766,724 – –
Financials 109,910,319 109,910,319 – –
Health Care 42,467,235 42,467,235 – –
Industrials 115,043,670 115,043,670 – –
Information Technology 52,180,070 52,180,070 – –
Materials 52,617,950 52,617,950 – –
Real Estate 29,707,651 29,707,651 – –
Utilities 13,943,414 13,943,414 – –
Registered Investment Companies
U.S. Unaffiliated 13,845,568 13,845,568 – –
Subtotal Investments in Securities $561,720,060 $561,720,060 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 10,353,129
Subtotal Other Investments $10,353,129
Total Investments at Value $572,073,189
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $17,148 $73,612 $80,407 $10,353 1,035 1.8%
Total Affiliated Short-Term Investments 17,148 10,353 1.8
Total Value $17,148 $10,353
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $444
Total Income/Non Income Cash from Affiliated Investments $444
Total $– $– $–

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable
net asset value of $1.00 per share, pursuant to procedures
established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market
Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended July 31, 2023, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of July 31, 2023, the value of securities on loan is as follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Emerging Markets Debt $ 17,625,271
Emerging Markets Equity 468,227
Low Volatility Equity 3,294,900